UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1:	Schedule of Investments

Vanguard U.S. Growth Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (93.6%)

Consumer Discretionary (9.0%)
Lowe's Cos., Inc.	1,961,633	122,170
* Kohl's Corp.	1,251,964	67,218
NIKE, Inc. Class B	822,235	66,034
Marriott International, Inc. Class A	780,727	56,470
Home Depot, Inc.	1,280,700	48,820
* Bed Bath & Beyond, Inc.	1,222,495	42,995
Johnson Controls, Inc.	409,510	34,878
Staples, Inc.	1,182,010	27,765
* Comcast Corp. Class A	817,300	26,260
Lennar Corp. Class A	407,400	19,519
Pulte Homes, Inc.	558,200	18,125

		530,254

Consumer Staples (3.5%)
The Procter & Gamble Co.	1,784,600	96,815
PepsiCo, Inc.	1,120,040	67,718
Whole Foods Market, Inc.	334,400	21,736
Walgreen Co.	493,300	20,028

		206,297

Energy (5.4%)
Schlumberger Ltd.	3,049,500	199,956
Baker Hughes, Inc.	636,500	54,930
Suncor Energy, Inc.	540,055	43,815
* Nabors Industries, Inc.	640,300	22,993

		321,694

Financials (15.5%)
The Goldman Sachs Group, Inc.	1,294,280	195,372
Legg Mason Inc.	1,711,800	164,213
American International Group, Inc.	2,013,600	122,427
Citigroup, Inc.	2,476,900	122,111
Charles Schwab Corp.	4,025,205	67,060
Merrill Lynch & Co., Inc.	893,608	64,706
JPMorgan Chase & Co.	1,473,900	62,847
Capital One Financial Corp.	639,035	52,893
SLM Corp.	819,624	44,063
State Street Corp.	339,000	21,052

		916,744

Health Care (20.0%)
* WellPoint Inc.	2,418,162	173,092
* Genentech, Inc.	2,058,500	170,773
Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,665,500	133,461
* Caremark Rx, Inc.	2,371,695	113,770
* Alcon, Inc.	1,044,200	112,857
Medtronic, Inc.	1,817,246	91,753
UnitedHealth Group Inc.	2,038,321	89,605
* Amgen, Inc.	1,284,625	86,828
* Gilead Sciences, Inc.	1,146,800	65,746
Merck & Co., Inc.	1,395,500	46,456
Sanofi-Aventis ADR	596,490	28,196
Eli Lilly & Co.	527,200	27,225
* MedImmune Inc.	677,235	21,550
C.R. Bard, Inc.	251,790	18,635

		1,179,947

Industrials (7.9%)
Danaher Corp.	2,843,451	182,294
The Boeing Co.	806,600	67,149
General Electric Co.	1,552,800	53,199
United Technologies Corp.	720,200	45,027
3M Co.	453,230	37,917
Rockwell Collins, Inc.	569,570	31,099
Rockwell Automation, Inc.	424,570	28,990
Emerson Electric Co.	246,100	20,308

		465,983

Information Technology (30.9%)
QUALCOMM Inc.	4,488,595	202,929
* Google Inc.	483,000	179,589
* Apple Computer, Inc.	2,776,400	165,945
* Advanced Micro Devices, Inc.	4,664,600	144,089
* EMC Corp.	9,848,350	126,059
* Broadcom Corp.	3,594,350	121,525
* Yahoo! Inc.	2,821,945	89,145
* Marvell Technology Group Ltd.	1,861,300	88,728
* Corning, Inc.	3,425,855	83,077
* eBay Inc.	2,459,300	80,690
SAP AG ADR	1,190,200	62,640
Infosys Technologies Ltd. ADR	833,405	58,838
Paychex, Inc.	1,449,106	53,197
First Data Corp.	1,073,155	49,483
* Adobe Systems, Inc.	1,543,035	44,177
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,533,829	42,935
Motorola, Inc.	2,004,100	42,266
* Juniper Networks, Inc.	2,600,700	41,429
Linear Technology Corp.	1,156,506	39,032
* NVIDIA Corp.	1,651,800	37,958
* Cisco Systems, Inc.	1,725,218	33,952
* Network Appliance, Inc.	1,050,580	33,619

		1,821,302

Materials (1.4%)
Praxair, Inc.	1,216,420	64,105
Monsanto Co.	238,700	20,089

		84,194

Exchange-Traded Fund (0.0%)
1 Vanguard Growth VIPERs	3,100	165

Total Common Stocks
(Cost $4,805,135)		5,526,580

Temporary Cash Investments (6.8%)

Money Market Fund (6.4%)

2 Vanguard Market Liquidity Fund, 5.010%	378,798,321	378,798

	Face
	Amount
	($000)

U.S. Agency Obligation (0.4%)

3 Federal National Mortgage Assn
4 4.847%, 7/5/2006	23,900	23,790

Total Temporary Cash Investments
(Cost $402,590)		402,588

Total Investments (100.4%)
(Cost $5,207,725)		5,929,168

Other Assets and Liabilities—Net (-0.4%)		(25,363)

Net Assets (100%)		5,903,805

*Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $23,790,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $5,207,725,000. Net unrealized appreciation of investment securities for tax purposes was $721,443,000, consisting of unrealized gains of $880,107,000 on securities that had risen in value since their purchase and $158,664,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.1% and 3.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At May 31, 2006, the aggregate settlement value of open futures contracts expiring through September 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	1,685	107,174	(1,665)
S&P 500 Index	171	54,453	(812)
E-mini NASDAQ 100 Index	1,350	42,741	(2,300)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard International Growth Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (96.9%)

Australia (2.8%)
Macquarie Infrastucture Group	31,397,896	80,328
BHP Billiton Ltd.	3,094,100	67,456
Woolworths Ltd.	3,912,800	55,036
Woodside Petroleum Ltd.	1,536,000	50,954
Westpac Banking Corp., Ltd.	2,319,000	40,401
James Hardie Industries NV	4,405,000	28,143
Macquarie Bank Ltd.	546,000	26,549
Foster's Group Ltd.	5,900,000	23,710

		372,577

Belgium (0.8%)
^ KBC Bank & Verzekerings Holding	1,000,000	107,746

Brazil (3.6%)
Petroleo Brasileiro ADR	2,135,662	185,482
Petroleo Brasileiro Series A ADR	1,493,200	114,021
Unibanco-Uniao de Bancos Brasileiros SA	6,785,000	87,343
Companhia Vale do Rio Doce ADR	1,203,200	46,937
Banco Itau Holding Financeira SA ADR	1,621,200	43,189

		476,972

Canada (1.7%)
Suncor Energy, Inc.	1,914,000	154,518
Nova Chemicals Corp.	2,368,000	72,076

		226,594

China (0.8%)
^ China Resources Enterprise Ltd.	32,584,000	62,523
^ CNOOC Ltd.	44,035,000	33,843
* Bank of China	21,406,000	8,140

		104,506

France (10.6%)
*^ Societe Generale Class A	1,399,000	216,258
^ Suez SA	4,928,400	190,210
^ Total SA	2,456,000	159,683
^ L'Oreal SA	1,741,400	156,334
^ Essilor International SA	1,250,000	126,197
^ Schneider Electric SA	1,099,000	114,359
^ Groupe Danone	846,000	102,073
^ AXA	2,495,000	87,035
^ Renault SA	715,000	82,488
^ Sanofi-Aventis	622,500	58,877
^ Imerys SA	601,000	48,335
^ Pernod Ricard SA	220,850	43,239
^ Veolia Environnement	470,000	26,246
* Arkema Rights Exp. 6/26/06	614,000	2,185

		1,413,519

Germany (5.9%)
*^ Deutsche Bank AG	2,030,000	234,176
^ SAP AG	917,400	193,449
Siemens AG	1,406,000	121,522
Porsche AG	56,000	54,567
^ Bayer AG	1,123,213	50,621
Celesio AG	501,000	48,188
^ Bayerische Motoren Werke AG	884,600	45,681
^ Adidas-Salomon AG	205,710	40,955

		789,159

Greece (0.6%)
National Bank of Greece SA	1,825,955	77,794

Hong Kong (0.6%)
Jardine Matheson Holdings Ltd.	2,708,400	49,642
Hong Kong Exchanges & Clearing Ltd.	4,790,000	32,141

		81,783

India (1.2%)
1 Satyam Computer Services Ltd. Warrants Exp. 10/13/2010	3,956,000	59,735
*1 State Bank of India Warrants Exp. 01/28/2009	2,711,000	49,218
Infosys Technologies Ltd. ADR	696,000	49,138

		158,091

Indonesia (0.5%)
PT Indonesian Satellite Corp Tbk	71,158,500	38,195
PT Telekomunikasi Indonesia Tbk	40,746,000	31,325

		69,520

Ireland (2.8%)
Allied Irish Banks PLC (U.K. Shares)	8,640,843	206,226
Anglo Irish Bank Corp. PLC	8,509,015	132,947
Allied Irish Banks PLC	1,311,160	31,474

		370,647

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	1,316,700	47,941

Italy (1.0%)
^ San Paolo-IMI SpA	7,347,000	131,554

Japan (19.0%)
Mitsubishi UFJ Financial Group	16,273	224,470
Mitsubishi Corp.	9,296,000	198,308
Orix Corp.	591,000	171,467
^ Daikin Industries Ltd.	4,506,300	148,609
^ Mitsui & Co., Ltd.	9,576,000	136,353
East Japan Railway Co.	18,648	133,972
Sumitomo Mitsui Financial Group, Inc.	13,000	133,389
T & D Holdings, Inc.	1,736,000	121,874
Canon, Inc.	1,564,200	109,922
Toyota Motor Corp.	1,707,000	91,698
Ricoh Co.	4,353,000	85,619
* Jupiter Telecommunications Co., Ltd.	122,000	79,523
Nissan Motor Co., Ltd.	6,323,900	76,849
Sumitomo Electric Industries Ltd.	4,953,000	71,496
Japan Tobacco, Inc.	19,320	69,274
^ Takashimaya Co.	4,884,000	65,771
^ Asahi Glass Co., Ltd.	3,937,000	52,609
KDDI Corp.	7,867	49,546
Sumitomo Heavy Industries Ltd.	5,223,000	49,539
Mitsui Sumitomo Insurance Co.	4,006,000	49,470
Yamada Denki Co., Ltd.	468,200	48,779
Sumitomo Realty & Development Co.	1,862,000	45,378
Rakuten, Inc.	59,151	42,177
SMC Corp.	289,100	40,571
^ Tokyu Corp.	5,775,000	38,064
^ Omron Corp.	1,355,500	37,217
Hoya Corp.	947,000	36,442
Nitto Denko Corp.	431,000	33,396
Koyo Seiko Co., Ltd.	1,547,000	30,948
Ushio Inc.	1,197,000	25,599
Daito Trust Construction Co., Ltd.	463,000	25,393

		2,523,722

Mexico (0.3%)
America Movil SA de CV Series L ADR	1,035,000	33,803

Netherlands (1.0%)
^ Reed Elsevier NV	5,292,000	77,277
Heineken Holding NV	1,471,074	51,378

		128,655

Russia (1.0%)
*^ OAO Gazprom-Sponsored ADR	2,430,000	103,761
*^ Mobile Telesystems ADR	834,800	25,044

		128,805

Singapore (1.0%)
^ Singapore Telecommunications Ltd.	61,947,000	99,675
Capitaland Ltd.	14,530,000	37,827

		137,502

South Africa (0.3%)
Sasol Ltd.	1,213,037	46,208

South Korea (3.8%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,551,120	151,515
Samsung Electronics Co., Ltd.	177,000	113,897
Hyundai Motor Co. Ltd.	1,195,000	92,326
*1 Samsung Electronics Co., Ltd. GDR	260,200	82,223
*^ LG. Philips LCD Co., Ltd. ADR	2,751,000	51,636
Shinsegae Co., Ltd.	30,000	13,785

		505,382

Spain (1.4%)
^ Iberdrola SA	2,287,000	73,565
^ Industria de Diseno Textil SA	1,744,984	69,367
^ Banco Popular Espanol SA	2,918,400	42,805

		185,737

Sweden (3.6%)
Atlas Copco AB A Shares	5,994,390	162,871
Skandinaviska Enskilda Banken AB A Shares	5,698,086	136,062
^ Sandvik AB	1,159,400	67,865
^ Telefonaktiebolaget LM Ericsson AB Class B	20,879,815	66,919
Svenska Handelsbanken AB A Shares	1,693,670	45,360

		479,077

Switzerland (6.1%)
Novartis AG (Registered)	3,578,000	198,999
Roche Holdings AG	1,223,000	191,104
Nestle SA (Registered)	461,000	138,026
UBS AG (Registered)	975,218	110,835
Cie. Financiere Richemont AG	1,354,074	63,453
^ ABB Ltd.	4,321,000	54,692
Geberit AG	43,418	47,426

		804,535

Taiwan (1.2%)
Hon Hai Precision Industry Co., Ltd.	16,499,711	105,779
Taiwan Semiconductor Manufacturing Co., Ltd.	25,878,000	48,529

		154,308

United Kingdom (24.9%)
Royal Bank of Scotland Group PLC	9,754,400	314,909
BG Group PLC	21,265,037	283,251
Rio Tinto PLC	5,034,000	279,502
Tesco PLC	45,436,000	272,623
Vodafone Group PLC	100,290,000	231,022
^ Royal Dutch Shell PLC Class A (Amsterdam Shares)	6,132,000	203,717
Barclays PLC	12,843,000	148,642
Smith & Nephew PLC	15,963,000	130,094
WPP Group PLC	10,263,000	126,590
Boots Group PLC	8,549,000	112,909
Standard Chartered PLC	4,453,000	109,364
Rolls-Royce Group PLC	13,225,000	102,271
Smiths Group PLC	6,022,000	100,087
AstraZeneca Group PLC	1,856,000	98,170
Prudential PLC	8,272,467	89,951
Burberry Group PLC	10,742,000	87,891
Signet Group PLC	48,521,000	85,828
GUS PLC	4,602,639	79,710
Capita Group PLC	9,186,400	78,376
Reckitt Benckiser PLC	1,880,000	69,222
Brambles Industries PLC	8,283,000	67,277
Diageo PLC	4,022,000	66,062
Wolseley PLC	2,523,000	58,745
Imperial Tobacco Group PLC	1,360,000	41,676
Carnival PLC	994,730	40,398
* Cairn Energy PLC	615,558	25,342

		3,303,629

Total Common Stocks
(Cost $9,867,644)		12,859,766

Temporary Cash Investments (16.5%)

Money Market Fund (16.3%)

2 Vanguard Market Liquidity Fund, 5.010%	2,163,972,799	2,163,973

	Face
	Amount
	($000)

U.S. Agency Obligation (0.2%)

3 Federal National Mortgage Assn
4 4.847%, 7/5/2006	25,000	24,885

Total Temporary Cash Investments
(Cost $2,188,859)		2,188,858

Total Investments (113.4%)
(Cost $12,056,503)		15,048,624

Other Assets and Liabilities-Net (-13.4%)		(1,781,086)

Net Assets (100%)		13,267,538

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31,2006, the aggregate value of these securities was $191,176,000, representing 1.4% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $24,885,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2006, the cost of investment securities for tax purposes was $12,057,904,000. Net unrealized appreciation of investment securities for tax purposes was $2,990,720,000, consisting of unrealized gains of $3,149,490,000 on securities that had risen in value since their purchase and $158,770,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.3% and 14.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At May 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	2,449	113,857	(4,596)
FTSE 100 Index	833	89,194	(3,912)
Topix Index	598	83,867	(958)
S&P ASX 200 Index	276	25,980	243

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At May 31, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

Vanguard FTSE Social Index Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (100.1%)

Consumer Discretionary (14.7%)
Home Depot, Inc.	149,219	5,688
* Comcast Corp. Class A	151,385	4,864
The Walt Disney Co.	154,157	4,702
Lowe's Cos., Inc.	54,952	3,422
Target Corp.	62,271	3,046
McDonald's Corp.	88,515	2,936
News Corp., Class A	115,406	2,201
Best Buy Co., Inc.	34,278	1,817
Federated Department Stores, Inc.	19,083	1,390
The McGraw-Hill Cos., Inc.	26,251	1,355
Carnival Corp.	33,410	1,333
* Sears Holdings Corp.	8,558	1,300
* Kohl's Corp.	24,130	1,296
* DIRECTV Group, Inc.	72,971	1,281
Staples, Inc.	52,037	1,222
Clear Channel Communications, Inc.	37,999	1,170
News Corp., Class B	54,947	1,097
Marriott International, Inc. Class A	14,622	1,058
Gannett Co., Inc.	16,822	909
* Office Depot, Inc.	20,757	863
The Gap, Inc.	45,741	832
* Coach, Inc.	26,930	783
TJX Cos., Inc.	32,377	768
Limited Brands, Inc.	28,090	763
* Amazon.com, Inc.	21,895	758
Hilton Hotels Corp.	26,827	737
* Bed Bath & Beyond, Inc.	20,693	728
Nordstrom, Inc.	18,957	698
* IAC/InterActiveCorp	23,702	612
Pulte Homes, Inc.	18,098	588
D. R. Horton, Inc.	21,794	574
Garmin Ltd.	5,750	536
* NTL Inc.	19,786	528
H & R Block, Inc.	22,801	519
Tribune Co.	16,259	485
* Univision Communications Inc.	12,540	451
* Sirius Satellite Radio, Inc.	92,815	421
Lennar Corp. Class A	8,740	419
Royal Caribbean Cruises, Ltd.	10,991	419
Centex Corp.	8,618	411
* Chico's FAS, Inc.	12,728	381
Darden Restaurants Inc.	10,509	372
Circuit City Stores, Inc.	12,357	371
* AutoZone Inc.	4,076	370
* Liberty Global, Inc. Class A	15,984	367
Michaels Stores, Inc.	9,409	366
Abercrombie & Fitch Co.	6,174	357
* Mohawk Industries, Inc.	4,710	347
* Lamar Advertising Co. Class A	6,291	343
Tiffany & Co.	9,968	341
KB Home	6,638	340
Autoliv, Inc.	5,923	329
* Expedia, Inc.	22,143	315
E.W. Scripps Co. Class A	6,680	309
Cablevision Systems NY Group Class A	15,657	308
Knight Ridder	4,766	296
Williams-Sonoma, Inc.	8,169	295
Ross Stores, Inc.	10,115	286
Dollar General Corp.	16,640	271
Family Dollar Stores, Inc.	10,792	270
Foot Locker, Inc.	10,877	263
* Discovery Holding Co. Class A	18,828	261
PETsMART, Inc.	9,773	261
* NVR, Inc.	424	258
American Eagle Outfitters, Inc.	7,796	255
* AutoNation, Inc.	11,178	242
New York Times Co. Class A	10,013	242
* Toll Brothers, Inc.	8,078	228
* Career Education Corp.	6,817	222
Brinker International, Inc.	6,032	221
ServiceMaster Co.	20,132	217
* Getty Images, Inc.	3,294	216
OfficeMax, Inc.	4,983	206
* Dollar Tree Stores, Inc.	7,474	198
OSI Restaurant Partners, Inc.	5,200	191
* XM Satellite Radio Holdings, Inc.	11,543	166
* Urban Outfitters, Inc.	8,621	160
RadioShack Corp.	9,326	157
Weight Watchers International, Inc.	3,638	152
Washington Post Co. Class B	164	133
Dow Jones & Co., Inc.	3,210	111
* Live Nation	4,687	107
* Comcast Corp. Special Class A	2,976	95
Westwood One, Inc.	4,505	36

		66,212

Consumer Staples (4.6%)
Walgreen Co.	71,791	2,915
Colgate-Palmolive Co.	36,499	2,202
Costco Wholesale Corp.	33,554	1,776
CVS Corp.	56,819	1,585
General Mills, Inc.	24,967	1,296
The Kroger Co.	51,044	1,026
Avon Products, Inc.	32,206	1,021
Kellogg Co.	21,319	1,004
Sara Lee Corp.	53,296	904
Campbell Soup Co.	21,832	768
Safeway, Inc.	31,320	739
The Hershey Co.	12,640	719
Albertson's, Inc.	25,775	660
Whole Foods Market, Inc.	9,802	637
Coca-Cola Enterprises, Inc.	24,771	487
Wm. Wrigley Jr. Co.	9,965	456
The Pepsi Bottling Group, Inc.	12,647	396
* Dean Foods Co.	9,404	336
McCormick & Co., Inc.	8,314	286
SuperValu Inc.	9,409	274
Estee Lauder Cos. Class A	6,634	272
Hormel Foods Corp.	7,288	262
* Energizer Holdings, Inc.	4,437	232
Alberto-Culver Co. Class B	4,837	225
Del Monte Foods Co.	13,945	165
PepsiAmericas, Inc.	6,959	155
Wm. Wrigley Jr. Co. Class B	2,416	110

		20,908

Energy (3.1%)
Schlumberger Ltd.	82,706	5,423
Apache Corp.	23,025	1,494
Peabody Energy Corp.	18,396	1,147
XTO Energy, Inc.	25,362	1,045
* Nabors Industries, Inc.	22,156	796
Sunoco, Inc.	9,538	654
* Ultra Petroleum Corp.	10,808	622
Smith International, Inc.	14,868	609
CONSOL Energy, Inc.	6,465	571
* Newfield Exploration Co.	8,821	377
Pioneer Natural Resources Co.	9,014	368
Patterson-UTI Energy, Inc.	12,096	362
Rowan Cos., Inc.	7,641	304
Pogo Producing Co.	4,190	189
Teekay Shipping Corp.	3,989	149

		14,110

Financial Services (38.2%)
Bank of America Corp.	326,215	15,789
American International Group, Inc.	184,030	11,189
JPMorgan Chase & Co.	247,098	10,536
Wells Fargo & Co.	117,484	7,797
Wachovia Corp.	114,481	6,125
American Express Co.	87,129	4,736
Merrill Lynch & Co., Inc.	64,905	4,700
The Goldman Sachs Group, Inc.	30,617	4,622
Morgan Stanley	73,999	4,412
U.S. Bancorp	128,715	3,973
Fannie Mae	68,142	3,390
Washington Mutual, Inc.	69,983	3,213
Freddie Mac	48,315	2,901
MetLife, Inc.	53,154	2,736
Prudential Financial, Inc.	35,453	2,700
The Allstate Corp.	45,559	2,506
Lehman Brothers Holdings, Inc.	37,600	2,505
The St. Paul Travelers, Cos. Inc.	48,653	2,142
SunTrust Banks, Inc.	25,359	1,920
The Hartford Financial Services Group Inc.	21,134	1,859
The Bank of New York Co., Inc.	54,203	1,801
Capital One Financial Corp.	20,035	1,658
AFLAC Inc.	35,259	1,650
Countrywide Financial Corp.	41,942	1,606
BB&T Corp.	38,302	1,592
Golden West Financial Corp.	21,598	1,579
SLM Corp.	28,984	1,558
Progressive Corp. of Ohio	55,284	1,512
Charles Schwab Corp.	90,604	1,509
Fifth Third Bancorp	38,794	1,474
State Street Corp.	23,535	1,462
The Chubb Corp.	27,880	1,409
PNC Financial Services Group	20,426	1,408
Simon Property Group, Inc. REIT	15,751	1,254
Franklin Resources Corp.	13,608	1,224
ACE Ltd.	22,726	1,177
Lincoln National Corp.	20,051	1,126
Bear Stearns Co., Inc.	8,389	1,122
Moody's Corp.	20,752	1,085
Regions Financial Corp.	32,007	1,083
The Principal Financial Group, Inc.	19,679	1,075
Genworth Financial Inc.	32,111	1,075
Marsh & McLennan Cos., Inc.	38,164	1,070
Mellon Financial Corp.	29,393	1,063
KeyCorp	28,832	1,030
North Fork Bancorp, Inc.	32,823	967
Equity Office Properties Trust REIT	28,561	961
M & T Bank Corp.	7,923	912
Vornado Realty Trust REIT	9,907	891
Equity Residential REIT	20,087	886
Northern Trust Corp.	15,445	864
Legg Mason Inc.	8,677	832
XL Capital Ltd. Class A	12,295	778
Marshall & Ilsley Corp.	16,507	748
T. Rowe Price Group Inc.	9,291	735
General Growth Properties Inc. REIT	16,693	730
CIT Group Inc.	14,185	729
Archstone-Smith Trust REIT	14,852	718
* E*TRADE Financial Corp.	29,247	710
Host Marriott Corp. REIT	34,067	684
Boston Properties, Inc. REIT	7,940	672
AmSouth Bancorp	24,345	652
Comerica, Inc.	11,406	624
Zions Bancorp	7,290	591
Ambac Financial Group, Inc.	7,369	591
Synovus Financial Corp.	22,011	579
Kimco Realty Corp. REIT	15,985	573
Hudson City Bancorp, Inc.	41,442	567
Cincinnati Financial Corp.	12,305	564
Sovereign Bancorp, Inc.	24,962	557
Avalonbay Communities, Inc. REIT	5,166	549
MBIA, Inc.	9,527	544
Fidelity National Financial, Inc.	12,082	501
Commerce Bancorp, Inc.	12,545	493
Public Storage, Inc. REIT	6,818	489
Compass Bancshares Inc.	8,702	484
Safeco Corp.	8,631	478
W.R. Berkley Corp.	13,464	463
Assurant, Inc.	9,206	450
Torchmark Corp.	7,349	433
MGIC Investment Corp.	6,418	423
Huntington Bancshares Inc.	17,836	420
Everest Re Group, Ltd.	4,544	406
White Mountains Insurance Group Inc.	755	402
Developers Diversified Realty Corp. REIT	7,559	387
Popular, Inc.	19,395	376
UnumProvident Corp.	20,798	374
TD Ameritrade Holding Corp.	20,978	357
Radian Group, Inc.	5,783	353
First Horizon National Corp.	8,838	353
Old Republic International Corp.	15,942	341
The Macerich Co. REIT	4,884	337
Duke Realty Corp. REIT	9,622	327
The Chicago Mercantile Exchange	722	319
Associated Banc-Corp	9,558	316
New York Community Bancorp, Inc.	18,780	313
Mercantile Bankshares Corp.	8,604	309
Brown & Brown, Inc.	9,776	298
AMB Property Corp. REIT	6,004	297
Regency Centers Corp. REIT	4,807	296
Allied Capital Corp.	9,767	294
A.G. Edwards & Sons, Inc.	5,363	287
The PMI Group Inc.	6,305	287
Willis Group Holdings Ltd.	8,245	287
Colonial BancGroup, Inc.	10,699	285
First American Corp.	6,717	282
Axis Capital Holdings Ltd.	10,549	276
UnionBanCal Corp.	4,078	276
Janus Capital Group Inc.	15,087	272
Liberty Property Trust REIT	6,200	264
* AmeriCredit Corp.	9,036	262
TCF Financial Corp.	9,499	254
The St. Joe Co.	5,361	252
Health Care Properties Investors REIT	9,622	252
Commerce Bancshares, Inc.	4,848	251
City National Corp.	3,438	250
PartnerRe Ltd.	3,998	246
Independence Community Bank Corp.	5,771	242
TD Banknorth, Inc.	8,351	239
SEI Investments Co.	5,244	238
Weingarten Realty Investors REIT	6,228	236
Forest City Enterprise Class A	5,237	235
* Markel Corp.	687	232
Astoria Financial Corp.	7,453	226
RenaissanceRe Holdings Ltd.	4,994	225
iStar Financial Inc. REIT	5,864	223
Hospitality Properties Trust REIT	5,063	214
Protective Life Corp.	4,814	213
Investors Financial Services Corp.	4,572	200
Valley National Bancorp	8,143	200
Trizec Properties, Inc. REIT	8,134	192
Fulton Financial Corp.	12,176	191
People's Bank	4,923	162
Unitrin, Inc.	3,572	160
Mills Corp. REIT	3,934	121
Friedman, Billings, Ramsey Group, Inc. REIT	11,093	117
Mercury General Corp.	1,921	107
Transatlantic Holdings, Inc.	1,850	106
The First Marblehead Corp.	2,161	98
Erie Indemnity Co. Class A	1,716	87
Student Loan Corp.	274	51
Wesco Financial Corp.	101	40

		172,288

Health Care (16.1%)
* Amgen, Inc.	91,010	6,151
Merck & Co., Inc.	156,102	5,197
Abbott Laboratories	108,849	4,648
Medtronic, Inc.	85,300	4,307
UnitedHealth Group Inc.	95,775	4,210
Eli Lilly & Co.	79,371	4,099
* WellPoint Inc.	46,679	3,341
* Genentech, Inc.	29,542	2,451
* Boston Scientific Corp.	97,443	2,015
Cardinal Health, Inc.	29,661	1,985
Schering-Plough Corp.	102,756	1,959
* Gilead Sciences, Inc.	31,686	1,817
Baxter International, Inc.	46,188	1,741
Aetna Inc.	40,098	1,542
* Caremark Rx, Inc.	31,613	1,516
HCA Inc.	30,247	1,344
* Medco Health Solutions, Inc.	21,616	1,165
* Biogen Idec Inc.	23,758	1,108
* Genzyme Corp.	18,040	1,073
McKesson Corp.	21,639	1,071
* Zimmer Holdings, Inc.	17,422	1,055
Allergan, Inc.	10,614	1,006
* Celgene Corp.	24,126	1,000
Stryker Corp.	21,238	932
* St. Jude Medical, Inc.	25,665	875
* Forest Laboratories, Inc.	22,809	855
CIGNA Corp.	8,557	794
* Express Scripts Inc.	10,249	751
* Alcon, Inc.	6,474	700
AmerisourceBergen Corp.	14,636	638
Biomet, Inc.	17,408	613
Quest Diagnostics, Inc.	10,981	612
* Coventry Health Care Inc.	11,337	592
* Humana Inc.	11,407	578
* MedImmune Inc.	17,476	556
* Laboratory Corp. of America Holdings	9,306	552
* Hospira, Inc.	11,319	507
Omnicare, Inc.	8,400	389
Applera Corp.-Applied Biosystems Group	12,933	383
* Sepracor Inc.	7,368	381
* DaVita, Inc.	7,179	380
Health Management Associates Class A	16,798	350
* Health Net Inc.	8,072	347
* Patterson Cos	9,632	330
* Waters Corp.	7,791	325
Mylan Laboratories, Inc.	14,663	307
* King Pharmaceuticals, Inc.	16,877	300
* Barr Pharmaceuticals Inc.	5,578	294
* Henry Schein, Inc.	6,101	281
* Tenet Healthcare Corp.	32,753	259
Manor Care, Inc.	5,521	256
* Lincare Holdings, Inc.	6,820	254
* Millipore Corp.	3,658	254
* Triad Hospitals, Inc.	6,061	244
* Cephalon, Inc.	4,083	244
* Community Health Systems, Inc.	6,259	236
* Invitrogen Corp.	3,640	232
* Emdeon Corp.	19,338	225
* Watson Pharmaceuticals, Inc.	7,691	195
Bausch & Lomb, Inc.	3,773	185
* Millennium Pharmaceuticals, Inc.	21,328	183
Universal Health Services Class B	3,542	180
* ImClone Systems, Inc.	4,381	175
* Kinetic Concepts, Inc.	3,645	142
		72,687

Industrials (4.6%)
Caterpillar, Inc.	47,930	3,496
Burlington Northern Santa Fe Corp.	26,196	2,028
Union Pacific Corp.	18,838	1,748
Norfolk Southern Corp.	28,953	1,528
Deere & Co.	16,648	1,425
Cendant Corp.	72,001	1,164
PACCAR, Inc.	12,079	928
Masco Corp.	29,674	920
Southwest Airlines Co.	55,260	890
Rockwell Automation, Inc.	12,467	851
Pitney Bowes, Inc.	16,059	655
C.H. Robinson Worldwide Inc.	11,936	526
Robert Half International, Inc.	11,831	486
Fastenal Co.	10,616	456
W.W. Grainger, Inc.	6,287	454
* Monster Worldwide Inc.	8,825	431
Manpower Inc.	6,094	401
Republic Services, Inc. Class A	9,703	396
Cintas Corp.	8,790	372
Equifax, Inc.	9,038	326
* ChoicePoint Inc.	6,325	282
American Power Conversion Corp.	13,549	267
Ryder System, Inc.	4,267	231
J.B. Hunt Transport Services, Inc.	8,161	200
Deluxe Corp.	3,485	75

		20,536

Information Technology (12.5%)
Intel Corp.	427,846	7,710
* Google Inc.	16,090	5,983
* Apple Computer, Inc.	59,630	3,564
First Data Corp.	53,743	2,478
* eBay Inc.	72,979	2,394
* Yahoo! Inc.	74,230	2,345
Automatic Data Processing, Inc.	40,501	1,842
* Adobe Systems, Inc.	42,471	1,216
* Symantec Corp.	73,332	1,144
Accenture Ltd.	40,240	1,133
* Broadcom Corp.	29,166	986
* Advanced Micro Devices, Inc.	31,666	978
Seagate Technology LLC	40,943	956
Electronic Data Systems Corp.	36,519	895
* Electronic Arts Inc.	21,276	895
Analog Devices, Inc.	25,803	870
* Network Appliance, Inc.	26,262	840
* Micron Technology, Inc.	47,396	785
* SanDisk Corp.	13,167	741
* Marvell Technology Group Ltd.	15,122	721
Maxim Integrated Products, Inc.	22,890	703
* Intuit, Inc.	12,455	689
CA, Inc.	30,543	664
Xilinx, Inc.	24,160	628
* Juniper Networks, Inc.	39,297	626
* Autodesk, Inc.	16,063	585
KLA-Tencor Corp.	14,062	577
* Cognizant Technology Solutions Corp.	9,699	572
* Fiserv, Inc.	13,187	569
* Freescale Semiconductor, Inc. Class B	18,106	565
* Amdocs Ltd.	14,097	528
Microchip Technology, Inc.	14,999	514
* Altera Corp.	26,286	514
Jabil Circuit, Inc.	14,396	501
* Citrix Systems, Inc.	12,376	465
* Flextronics International Ltd.	40,335	454
* Tellabs, Inc.	31,380	449
* LAM Research Corp.	9,772	438
* VeriSign, Inc.	18,193	408
* Avaya Inc.	32,723	386
* BEA Systems, Inc.	27,304	370
* Cadence Design Systems, Inc.	19,955	360
* JDS Uniphase Corp.	116,887	354
* DST Systems, Inc.	5,875	345
* Iron Mountain, Inc.	9,175	339
* Comverse Technology, Inc.	14,142	318
* Freescale Semiconductor, Inc. Class A	9,835	303
* BMC Software, Inc.	14,894	300
* McAfee Inc.	11,746	278
* LSI Logic Corp.	27,548	268
* NAVTEQ Corp.	6,393	267
* Check Point Software Technologies Ltd.	13,503	261
Fidelity National Information Services, Inc.	6,824	251
* Ceridian Corp.	10,264	250
* Alliance Data Systems Corp.	4,332	230
* QLogic Corp.	12,770	228
* Avnet, Inc.	10,333	228
* Novellus Systems, Inc.	9,598	222
Symbol Technologies, Inc.	17,525	208
MoneyGram International, Inc.	5,933	208
Diebold, Inc.	4,845	206
* Compuware Corp.	26,855	198
Sabre Holdings Corp.	9,133	196
* Agere Systems Inc.	12,573	187
* Convergys Corp.	9,785	182
* Zebra Technologies Corp. Class A	4,936	174
Fair Isaac, Inc.	4,579	163
* Unisys Corp.	23,784	157
Molex, Inc. Class A	4,517	138
Total System Services, Inc.	2,701	49

		56,549

Materials (1.4%)
Monsanto Co.	18,817	1,584
Air Products & Chemicals, Inc.	15,609	1,012
Freeport-McMoRan Copper & Gold, Inc. Class B	12,879	721
Vulcan Materials Co.	7,179	560
Temple-Inland Inc.	7,802	336
Engelhard Corp.	8,455	329
Sigma-Aldrich Corp.	4,706	327
Eastman Chemical Co.	5,671	320
Ashland, Inc.	5,009	313
Sealed Air Corp.	5,725	295
* Pactiv Corp.	10,092	249
Bemis Co., Inc.	7,381	224
Louisiana-Pacific Corp.	7,312	177

		6,447

Telecommunication Services (4.5%)
AT&T Inc.	277,019	7,219
BellSouth Corp.	129,769	4,382
Sprint Nextel Corp.	198,967	4,220
* Qwest Communications International Inc.	130,224	913
* American Tower Corp. Class A	28,927	896
* NII Holdings Inc.	10,554	575
* Crown Castle International Corp.	14,907	474
Citizens Communications Co.	23,433	297
CenturyTel, Inc.	8,015	287
* ^ Level 3 Communications, Inc.	57,098	284
* Nextel Partners, Inc.	9,856	280
Telephone & Data Systems, Inc.	3,573	139
Telephone & Data Systems, Inc. - Special Common Shares	3,574	137

		20,103

Utilities (0.4%)
Questar Corp.	5,996	442
NiSource, Inc.	18,942	412
Pepco Holdings, Inc.	13,280	305
Equitable Resources, Inc.	8,500	286
Puget Energy, Inc.	7,974	169

		1,614

Total Common Stocks
(Cost $415,329)		451,454

Temporary Cash Investments (0.2%)

1 Vanguard Market Liquidity Fund, 5.010%
(Cost $1,125)	1,125,035	1,125

Total Investments (100.3%)
(Cost $416,454)		452,579

Other Assets and Liabilities—Net (-0.3%)		(1,567)

Net Assets (100%)		451,012

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2005, the cost of investment securities for tax purposes was $416,454,000. Net unrealized appreciation of investment securities for tax purposes was $36,125,000, consisting of unrealized gains of $56,694,000 on securities that had risen in value since their purchase and $20,569,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.7%)

Auto Components (2.1%)
Johnson Controls, Inc.	5,142	438
BorgWarner, Inc.	1,491	98
Gentex Corp.	3,835	56
* The Goodyear Tire & Rubber Co.	4,218	54
Lear Corp.	1,770	42
* Tenneco Automotive, Inc.	1,180	28
ArvinMeritor, Inc.	1,670	28
* Visteon Corp.	3,485	26
* TRW Automotive Holdings Corp.	938	26
* LKQ Corp.	1,201	24
Modine Manufacturing Co.	845	20
American Axle & Manufacturing Holdings, Inc.	1,113	20
Cooper Tire & Rubber Co.	1,455	17
* Aftermarket Technology Corp.	536	13
* Drew Industries, Inc.	365	12
Superior Industries International, Inc.	569	10
Sauer-Danfoss, Inc.	298	7
Bandag, Inc.	168	6
Bandag, Inc. Class A	132	4

		929

Automobiles (2.5%)
Harley-Davidson, Inc.	7,220	360
Ford Motor Co.	46,972	336
General Motors Corp.	11,929	321
Thor Industries, Inc.	967	46
Winnebago Industries, Inc.	823	23
* Fleetwood Enterprises, Inc.	1,461	14
Monaco Coach Corp.	783	10

		1,110

Distributors (0.6%)
Genuine Parts Co.	4,574	197
Building Materials Holding Corp.	739	21
* Keystone Automotive Industries, Inc.	467	19
* Source Interlink Cos., Inc.	1,314	15
* Audiovox Corp.	470	6

		258

Diversified Consumer Services (2.9%)
* Apollo Group, Inc. Class A	3,977	208
H & R Block, Inc.	8,164	186
* Career Education Corp.	2,650	86
ServiceMaster Co.	7,680	83
* ITT Educational Services, Inc.	1,222	79
* Education Management Corp.	1,686	72
Service Corp. International	7,700	62
* Laureate Education Inc.	1,196	57
Weight Watchers International, Inc.	1,310	55
Regis Corp.	1,165	40
* DeVry, Inc.	1,586	39
Strayer Education, Inc.	366	36
* Sotheby's Holdings Class A	1,265	34
* Corinthian Colleges, Inc.	2,409	33
Jackson Hewitt Tax Service Inc.	940	31
Matthews International Corp.	851	30
* Bright Horizons Family Solutions, Inc.	728	26
* Alderwoods Group, Inc.	1,001	19
* Steiner Leisure Ltd.	397	17
* Universal Technical Institute Inc.	582	14
Stewart Enterprises, Inc. Class A	2,505	14
* Vertrue Inc.	225	9
Pre-Paid Legal Services, Inc.	249	9
* Educate, Inc.	478	4

		1,243

Hotels, Restaurants & Leisure (15.9%)
McDonald's Corp.	33,188	1,101
* Starbucks Corp.	20,237	721
Carnival Corp.	11,768	470
Yum! Brands, Inc.	7,243	365
Starwood Hotels & Resorts Worldwide, Inc.	5,782	353
Harrah's Entertainment, Inc.	4,590	349
Marriott International, Inc. Class A	4,657	337
International Game Technology	8,966	334
Hilton Hotels Corp.	9,561	263
* Las Vegas Sands Corp.	2,795	197
Wendy's International, Inc.	3,045	184
* MGM Mirage, Inc.	3,315	137
Darden Restaurants Inc.	3,793	134
Royal Caribbean Cruises, Ltd.	3,355	128
GTECH Holdings Corp.	3,261	113
Station Casinos, Inc.	1,445	105
* Wynn Resorts Ltd.	1,309	93
Brinker International, Inc.	2,296	84
* Penn National Gaming, Inc.	1,874	72
* Scientific Games Corp.	1,801	69
OSI Restaurant Partners, Inc.	1,778	65
* The Cheesecake Factory Inc.	1,980	58
* Sonic Corp.	2,364	52
* Panera Bread Co.	790	51
Choice Hotel International, Inc.	930	50
* Aztar Corp.	941	49
Boyd Gaming Corp.	1,044	47
Ruby Tuesday, Inc.	1,653	46
* Gaylord Entertainment Co.	998	44
Applebee's International, Inc.	2,006	41
* Jack in the Box Inc.	949	40
* Pinnacle Entertainment, Inc.	1,219	38
Orient-Express Hotel Ltd.	964	37
International Speedway Corp.	763	37
* Shuffle Master, Inc.	891	32
CBRL Group, Inc.	819	31
* CEC Entertainment Inc.	903	30
* P.F. Chang's China Bistro, Inc.	679	28
* Rare Hospitality International Inc.	859	26
* Life Time Fitness, Inc.	548	25
Bob Evans Farms, Inc.	892	25
* Vail Resorts Inc.	602	22
CKE Restaurants Inc.	1,305	22
IHOP Corp.	451	22
* Papa John's International, Inc.	681	21
Domino's Pizza, Inc.	852	20
* Bally Technologies Inc.	1,239	19
* Six Flags, Inc.	2,320	19
* WMS Industries, Inc.	615	16
Speedway Motorsports, Inc.	380	15
* Red Robin Gourmet Burgers, Inc.	368	15
Lone Star Steakhouse & Saloon, Inc.	563	15
Landry's Restaurants, Inc.	464	14
* Texas Roadhouse, Inc.	1,030	14
Ameristar Casinos, Inc.	624	13
* Isle of Capri Casinos, Inc.	450	13
* California Pizza Kitchen, Inc.	461	13
* Krispy Kreme Doughnuts, Inc.	1,416	13
Churchill Downs, Inc.	288	12
* Ryan's Restaurant Group, Inc.	1,006	12
* Steak n Shake Co.	737	12
AFC Enterprises, Inc.	806	11
The Marcus Corp.	593	10
* BJ's Restaurants Inc.	392	10
* O'Charley's Inc.	609	10
Triarc Cos., Inc. Class B	650	10
* Trump Entertainment Resorts, Inc.	412	9
Ambassadors Group, Inc.	361	9
* Denny's Corp.	2,059	9
* Ruth's Chris Steak House	460	9
* Multimedia Games Inc.	726	8
* MTR Gaming Group Inc.	719	7
* Bluegreen Corp.	566	7
* Great Wolf Resorts, Inc.	563	7
Triarc Cos., Inc. Class A	443	7
Dover Downs Gaming & Entertainment, Inc.	240	6
* Magna Entertainment Corp. Class A	1,043	6

		6,918

Household Durables (7.4%)
Fortune Brands, Inc.	3,844	285
D. R. Horton, Inc.	7,450	196
Newell Rubbermaid, Inc.	7,244	192
Pulte Homes, Inc.	5,754	187
Whirlpool Corp.	2,042	184
Black & Decker Corp.	2,096	182
Centex Corp.	3,372	161
Lennar Corp. Class A	3,303	158
Garmin Ltd.	1,555	145
Harman International Industries, Inc.	1,644	139
Leggett & Platt, Inc.	4,857	123
KB Home	2,148	110
The Stanley Works	2,190	106
* Mohawk Industries, Inc.	1,403	103
* NVR, Inc.	151	92
* Toll Brothers, Inc.	3,059	86
Snap-On Inc.	1,505	63
Beazer Homes USA, Inc.	1,111	55
Standard Pacific Corp.	1,724	52
Ryland Group, Inc.	1,028	51
MDC Holdings, Inc.	894	48
* Jarden Corp.	1,274	38
American Greetings Corp. Class A	1,672	38
Ethan Allen Interiors, Inc.	869	33
* Meritage Corp.	619	33
The Yankee Candle Co., Inc.	1,137	31
Tupperware Corp.	1,431	29
Furniture Brands International Inc.	1,292	28
* Hovnanian Enterprises Inc. Class A	850	27
* Champion Enterprises, Inc.	2,015	24
La-Z-Boy Inc.	1,374	21
* Dolby Laboratories Inc.	895	20
* WCI Communities, Inc.	914	19
Blyth, Inc.	797	17
* Tempur-Pedic International Inc.	1,104	15
* Helen of Troy Ltd.	779	15
* Interface, Inc.	1,144	13
* Blount International, Inc.	980	13
Brookfield Homes Corp.	341	12
M/I Homes, Inc.	327	12
Kimball International, Inc. Class B	669	10
Technical Olympic USA, Inc.	574	10
* Avatar Holding, Inc.	139	8
CSS Industries, Inc.	252	8
Skyline Corp.	184	7
Levitt Corp. Class A	421	7
* Palm Harbor Homes, Inc.	287	6
* Russ Berrie and Co., Inc.	381	5

		3,217

Internet & Catalog Retail (2.4%)
* Liberty Media-Interactive A	17,676	317
* Amazon.com, Inc.	8,173	283
* IAC/InterActiveCorp	5,957	154
* Expedia, Inc.	6,209	88
* Nutri/System Inc.	781	53
* Coldwater Creek Inc.	1,446	37
* Netflix.com, Inc.	1,247	35
* priceline.com, Inc.	609	19
* VistaPrint Ltd.	537	17
* Blue Nile Inc.	408	12
* Stamps.com Inc.	371	11
* ValueVision Media, Inc.	681	8
* GSI Commerce, Inc.	520	8
* Overstock.com, Inc.	304	7
* FTD Group, Inc.	380	5
* 1-800-FLOWERS.COM, Inc.	750	5
* Audible, Inc.	409	4

		1,063

Leisure Equipment & Products (1.8%)
Eastman Kodak Co.	7,552	182
Mattel, Inc.	10,634	179
Brunswick Corp.	2,433	87
Hasbro, Inc.	4,232	79
SCP Pool Corp.	1,370	59
Polaris Industries, Inc.	1,099	49
* Marvel Entertainment, Inc.	2,070	40
Callaway Golf Co.	1,821	24
* RC2 Corp.	473	17
Nautilus Inc.	845	14
* MarineMax, Inc.	495	14
* JAKKS Pacific, Inc.	695	14
* K2 Inc.	1,103	12
Oakley, Inc.	683	11
Arctic Cat, Inc.	417	8
* Leapfrog Enterprises, Inc.	731	7
Marine Products Corp.	432	4
Sturm, Ruger & Co., Inc.	26	-

		800

Media (30.8%)
Time Warner, Inc.	117,054	2,015
The Walt Disney Co.	55,433	1,691
* Comcast Corp. Class A	34,119	1,096
News Corp., Class A	49,644	947
* Viacom Inc. Class B	17,711	669
* Comcast Corp. Special Class A	20,289	649
The McGraw-Hill Cos., Inc.	9,895	511
CBS Corp.	17,902	464
Omnicom Group Inc.	4,744	451
Clear Channel Communications, Inc.	12,904	397
Gannett Co., Inc.	6,327	342
* DIRECTV Group, Inc.	18,665	328
News Corp., Class B	14,933	298
* Liberty Media Capital A	3,536	281
* Univision Communications Inc.	5,783	208
* NTL Inc.	7,101	189
Tribune Co.	5,689	170
* EchoStar Communications Corp. Class A	5,552	166
* Sirius Satellite Radio, Inc.	33,294	151
* Liberty Global, Inc. Class A	6,142	141
* Liberty Global, Inc. Series C	6,013	133
* Lamar Advertising Co. Class A	2,241	122
Knight Ridder	1,908	118
Washington Post Co. Class B	145	118
Cablevision Systems NY Group Class A	5,866	115
E.W. Scripps Co. Class A	2,355	109
* Interpublic Group of Cos., Inc.	11,251	107
* XM Satellite Radio Holdings, Inc.	6,835	99
* Discovery Holding Co. Class A	6,698	93
* Getty Images, Inc.	1,379	91
New York Times Co. Class A	3,614	87
* R.H. Donnelley Corp.	1,337	73
Meredith Corp.	969	49
Dow Jones & Co., Inc.	1,368	47
Belo Corp. Class A	2,530	44
Harte-Hanks, Inc.	1,451	40
* Valassis Communications, Inc.	1,286	37
Catalina Marketing Corp.	1,198	35
* Live Nation	1,551	35
Reader's Digest Association, Inc.	2,404	34
Arbitron Inc.	837	33
John Wiley & Sons Class A	925	32
Warner Music Group Corp.	1,132	30
* DreamWorks Animation SKG, Inc.	1,116	29
Lee Enterprises, Inc.	1,007	29
The McClatchy Co. Class A	553	25
* RCN Corp.	924	24
Entercom Communications Corp.	888	24
* Scholastic Corp.	924	24
* Gemstar-TV Guide International, Inc.	6,563	23
Regal Entertainment Group Class A	1,127	22
Media General, Inc. Class A	564	21
ADVO, Inc.	785	21
Interactive Data Corp.	928	18
* Cumulus Media Inc.	1,448	17
Westwood One, Inc.	1,856	15
* Cox Radio, Inc.	1,053	15
Hearst-Argyle Television Inc.	648	14
* Radio One, Inc. Class D	1,876	14
* Emmis Communications, Inc.	785	13
Hollinger International, Inc.	1,737	13
Citadel Broadcasting Corp.	1,297	12
* CKX, Inc.	918	12
* Charter Communications, Inc.	10,683	11
* Entravision Communications Corp.	1,358	11
* Martha Stewart Living Omnimedia, Inc.	672	11
Journal Communications, Inc.	977	11
Journal Register Co.	1,091	11
* Morningstar, Inc.	257	11
* Mediacom Communications Corp.	1,609	10
* TiVo Inc.	1,547	10
Courier Corp.	254	10
Sinclair Broadcast Group, Inc.	1,074	9
World Wrestling Entertainment, Inc.	465	8
* Harris Interactive Inc.	1,366	7
* Fisher Communications, Inc.	158	7
* Lin TV Corp.	785	7
Gray Television, Inc.	1,034	7
* ProQuest Co.	599	7
* Playboy Enterprises, Inc. Class B	622	6
* Salem Communications Corp.	358	5
* Spanish Broadcasting System, Inc.	921	5
* PRIMEDIA Inc.	2,690	5
* Radio One, Inc.	600	4
* 4Kids Entertainment Inc.	149	2
Beasley Broadcast Group, Inc.	128	1
* Regent Communications, Inc.	202	1

		13,407

Multiline Retail (8.0%)
Target Corp.	22,025	1,077
Federated Department Stores, Inc.	7,175	523
* Kohl's Corp.	8,193	440
J.C. Penney Co., Inc. (Holding Co.)	6,154	374
* Sears Holdings Corp.	2,316	352
Nordstrom, Inc.	5,714	210
Dollar General Corp.	7,763	127
Family Dollar Stores, Inc.	3,867	97
* Dollar Tree Stores, Inc.	2,702	71
* Big Lots Inc.	3,003	49
Saks Inc.	2,967	48
Dillard's Inc.	1,735	47
Fred's, Inc.	974	14
* 99 Cents Only Stores	1,268	14
Tuesday Morning Corp.	812	13
* Retail Ventures, Inc.	474	7
* Conn's, Inc.	206	6

		3,469

Speciality Retail (21.6%)
Home Depot, Inc.	56,016	2,135
Lowe's Cos., Inc.	19,734	1,229
Best Buy Co., Inc.	11,042	585
Staples, Inc.	19,308	454
* Office Depot, Inc.	7,834	326
The Gap, Inc.	16,053	292
TJX Cos., Inc.	12,195	289
* Bed Bath & Beyond, Inc.	7,810	275
Limited Brands, Inc.	9,545	259
Sherwin-Williams Co.	3,080	149
Circuit City Stores, Inc.	4,820	145
* Chico's FAS, Inc.	4,743	142
* AutoZone Inc.	1,516	138
Michaels Stores, Inc.	3,549	138
Abercrombie & Fitch Co.	2,315	134
Tiffany & Co.	3,761	129
American Eagle Outfitters, Inc.	3,571	117
Advance Auto Parts, Inc.	2,870	109
Ross Stores, Inc.	3,773	107
PETsMART, Inc.	3,772	101
Foot Locker, Inc.	4,130	100
Williams-Sonoma, Inc.	2,586	93
* O'Reilly Automotive, Inc.	2,792	88
* CarMax, Inc.	2,752	88
* AutoNation, Inc.	3,898	85
* GameStop Corp. Class A	1,830	79
OfficeMax, Inc.	1,877	78
* AnnTaylor Stores Corp.	1,882	72
Claire's Stores, Inc.	2,257	61
Barnes & Noble, Inc.	1,541	59
RadioShack Corp.	3,399	57
* Payless ShoeSource, Inc.	1,828	49
* Tractor Supply Co.	890	49
* Urban Outfitters, Inc.	2,539	47
* Rent-A-Center, Inc.	1,949	46
Men's Wearhouse, Inc.	1,271	43
* Pacific Sunwear of California, Inc.	1,932	42
Borders Group, Inc.	1,809	38
* Dick's Sporting Goods, Inc.	959	37
* Too Inc.	888	36
* Aeropostale, Inc.	1,458	36
* Charming Shoppes, Inc.	3,221	36
Group 1 Automotive, Inc.	580	35
* The Children's Place Retail Stores, Inc.	570	33
* Guitar Center, Inc.	675	33
* The Pantry, Inc.	536	31
* Zale Corp.	1,325	31
* GameStop Corp. Class B	781	30
* Select Comfort Corp.	906	30
* The Gymboree Corp.	810	29
Aaron Rents, Inc. Class B	1,028	28
* PETCO Animal Supplies, Inc.	1,313	28
* The Dress Barn, Inc.	1,156	27
Christopher & Banks Corp.	968	26
* Hibbett Sporting Goods, Inc.	961	25
Stage Stores, Inc.	740	24
* Genesco, Inc.	629	22
United Auto Group, Inc.	526	22
Pier 1 Imports Inc.	2,305	20
The Pep Boys (Manny, Moe & Jack)	1,407	19
Sonic Automotive, Inc.	796	19
Cato Corp. Class A	764	18
* Guess ?, Inc.	392	16
* Hot Topic, Inc.	1,104	15
Finish Line, Inc.	1,188	15
* CSK Auto Corp.	1,213	15
Lithia Motors, Inc.	456	15
Blockbuster Inc. Class A	3,265	15
* Jos. A. Bank Clothiers, Inc.	383	14
* Cabela's Inc.	805	14
Talbots Inc.	617	13
* DSW Inc. Class A	386	12
Stein Mart, Inc.	729	11
* Zumiez Inc.	325	11
Monro Muffler Brake, Inc.	314	11
Big 5 Sporting Goods Corp.	526	11
* Charlotte Russe Holding Inc.	464	10
* Jo-Ann Stores, Inc.	588	10
The Buckle, Inc.	210	9
* Asbury Automotive Group, Inc.	430	9
* Cost Plus, Inc.	567	9
* Citi Trends Inc.	185	8
* Build-A-Bear-Workshop, Inc.	275	8
Blockbuster Inc. Class B	1,790	8
bebe stores, inc	464	7
Haverty Furniture Cos., Inc.	528	7
* A.C. Moore Arts & Crafts, Inc.	402	7
* New York & Co., Inc.	546	6
* West Marine, Inc.	451	6
Deb Shops, Inc.	123	4
Movie Gallery, Inc.	226	1

		9,399

Textiles, Apparel & Luxury Goods (3.7%)
NIKE, Inc. Class B	4,878	392
* Coach, Inc.	10,030	292
VF Corp.	2,336	147
Liz Claiborne, Inc.	2,795	108
Jones Apparel Group, Inc.	3,046	99
Polo Ralph Lauren Corp.	1,609	91
Phillips-Van Heusen Corp.	1,430	51
* Timberland Co.	1,443	40
* Quiksilver, Inc.	3,136	39
Wolverine World Wide, Inc.	1,486	34
* Carter's, Inc.	573	34
* Under Armour, Inc.	753	27
Kellwood Co.	792	25
Brown Shoe Co., Inc.	704	25
* Fossil, Inc.	1,317	24
* The Warnaco Group, Inc.	1,174	21
Steven Madden, Ltd.	607	19
* Columbia Sportswear Co.	380	18
K-Swiss, Inc.	645	17
Russell Corp.	854	16
* Skechers U.S.A., Inc.	597	16
Oxford Industries, Inc.	359	14
The Stride Rite Corp.	901	11
UniFirst Corp.	320	10
* Volcom, Inc.	305	10
Movado Group, Inc.	514	10
Kenneth Cole Productions, Inc.	282	7
Xerium Technologies Inc.	351	3

		1,600

Total Investments (99.7%)
(Cost $45,073)		43,413

Other Assets and Liabilities—Net (0.3%)		125

Net Assets (100%)		43,538

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2006, the cost of investment securities for tax purposes was $45,073,000. Net unrealized depreciation of investment securities for tax purposes was $1,660,000, consisting of unrealized gains of $2,175,000 on securities that had risen in value since their purchase and $3,835,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund Schedule of Investments May 31, 2006
	Shares (000)	Market Value ($000)

Common Stocks (99.9%)

Beverages (18.9%)
PepsiCo, Inc.	136,768	8,269
The Coca-Cola Co.	172,683	7,603
Anheuser-Busch Cos., Inc.	86,909	3,967
Coca-Cola Enterprises, Inc.	34,608	680
* Constellation Brands, Inc. Class A	26,722	660
Molson Coors Brewing Co. Class B	9,534	618
The Pepsi Bottling Group, Inc.	19,467	610
Brown-Forman Corp. Class B	6,599	504
* Hansen Natural Corp.	2,348	434
PepsiAmericas, Inc.	12,950	289
Coca-Cola Bottling Co.	3,346	163
* Boston Beer Co., Inc. Class A	5,730	155

		23,952

Food & Staples Retailing (25.0%)
Wal-Mart Stores, Inc.	218,528	10,588
Walgreen Co.	112,465	4,566
Costco Wholesale Corp.	53,507	2,832
CVS Corp.	92,824	2,590
Sysco Corp.	71,090	2,174
The Kroger Co.	80,849	1,626
Safeway, Inc.	54,109	1,276
Whole Foods Market, Inc.	16,864	1,096
Albertson's, Inc.	39,225	1,005
SuperValu Inc.	19,332	564
* Rite Aid Corp.	80,694	379
* BJ's Wholesale Club, Inc.	11,521	340
Longs Drug Stores, Inc.	5,828	268
* United Natural Foods, Inc.	7,899	261
* Performance Food Group Co.	7,552	246
Casey's General Stores, Inc.	10,422	233
Ruddick Corp.	9,189	215
Andersons, Inc.	1,874	194
The Great Atlantic & Pacific Tea Co., Inc.	7,088	179
* Wild Oats Markets Inc.	10,868	173
* Central European Distribution Corp.	5,365	172
Weis Markets, Inc.	4,148	166
Ingles Markets, Inc.	9,226	159
The Topps Co., Inc.	18,630	152
Nash-Finch Co.	6,049	141
* Smart & Final Inc.	6,031	103
Arden Group Inc. Class A	359	35

		31,733

Food Products (18.2%)
Archer-Daniels-Midland Co.	66,542	2,766
General Mills, Inc.	38,894	2,018
H.J. Heinz Co.	39,111	1,656
Sara Lee Corp.	90,001	1,527
Kellogg Co.	31,258	1,472
ConAgra Foods, Inc.	61,648	1,393
The Hershey Co.	20,487	1,166
Campbell Soup Co.	28,144	990
Kraft Foods Inc.	28,868	956
Bunge Ltd.	14,071	796
Wm. Wrigley Jr. Co.	15,056	688
* Dean Foods Co.	18,013	643
McCormick & Co., Inc.	16,436	566
Tyson Foods, Inc.	33,716	540
* Smithfield Foods, Inc.	15,309	426
Hormel Foods Corp.	11,725	421
Del Monte Foods Co.	32,354	383
J.M. Smucker Co.	9,084	377
Corn Products International, Inc.	12,552	335
Flowers Foods, Inc.	10,320	300
* Ralcorp Holdings, Inc.	6,094	255
Pilgrim's Pride Corp.	9,282	251
Lancaster Colony Corp.	6,282	245
* Hain Celestial Group, Inc.	9,234	237
Delta & Pine Land Co.	8,266	234
* TreeHouse Foods Inc.	9,001	225
* Gold Kist Inc.	13,750	206
Tootsie Roll Industries, Inc.	6,414	195
Chiquita Brands International, Inc.	13,232	189
Sanderson Farms, Inc.	6,025	185
Wm. Wrigley Jr. Co. Class B	3,993	183
Lance, Inc.	7,524	179
J & J Snack Foods Corp.	5,426	176
* Peet's Coffee & Tea Inc.	5,794	168
Seaboard Corp.	127	167
Reddy Ice Holdings, Inc.	7,678	159
Premium Standard Farms Inc.	9,249	154
Alico, Inc.	2,741	151
Farmer Brothers, Inc.	7,112	144

		23,122

Household Products (20.5%)
The Procter & Gamble Co.	309,495	16,790
Colgate-Palmolive Co.	57,804	3,488
Kimberly-Clark Corp.	51,879	3,148
The Clorox Co.	18,205	1,150
* Energizer Holdings, Inc.	8,933	467
Church & Dwight, Inc.	10,375	375
* Central Garden and Pet Co.	5,353	224
* Spectrum Brands Inc.	12,091	187
WD-40 Co.	5,561	181

		26,010

Personal Products (3.9%)
Avon Products, Inc.	52,752	1,672
Estee Lauder Cos. Class A	16,071	658
Alberto-Culver Co. Class B	11,149	519
* Herbalife Ltd.	7,534	296
* NBTY, Inc.	11,008	289
Nu Skin Enterprises, Inc.	13,719	235
* Chattem, Inc.	5,547	195
* Elizabeth Arden, Inc.	9,072	185
* Playtex Products, Inc.	15,801	182
* USANA Health Sciences, Inc.	4,550	171
* Prestige Brands Holdings Inc.	15,823	171
* Revlon, Inc. Class A	54,182	161
Mannatech, Inc.	10,518	147

		4,881

Tobacco (13.4%)
Altria Group, Inc.	189,877	13,738
Reynolds American Inc.	10,670	1,173
UST, Inc.	20,389	897
Carolina Group	12,842	596
Universal Corp. (VA)	6,112	225
Vector Group Ltd.	10,123	170
Alliance One International, Inc.	38,671	167

		16,966

Total Investments (99.9%)
(Cost $120,330)		126,664

Other Assets and Liabilities—Net (0.1%)		156

Net Assets (100%)		126,820

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2006, the cost of investment securities for tax purposes was $120,330,000. Net unrealized appreciation of investment securities for tax purposes was $6,334,000, consisting of unrealized gains of $7,823,000 on securities that had risen in value since their purchase and $1,489,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (100.0%)

Energy Equipment & Services (28.2%)
Oil & Gas Drilling (7.8%)
* Transocean Inc.	95,604	7,779
GlobalSantaFe Corp.	73,638	4,428
* Nabors Industries, Inc.	96,424	3,463
Noble Corp.	40,088	2,787
ENSCO International, Inc.	45,157	2,257
Diamond Offshore Drilling, Inc.	20,205	1,732
Patterson-UTI Energy, Inc.	54,394	1,626
* Pride International, Inc.	47,964	1,552
Rowan Cos., Inc.	34,788	1,385
Helmerich & Payne, Inc.	17,488	1,150
TODCO Class A	19,516	862
* Unit Corp.	13,919	834
* Atwood Oceanics, Inc.	10,944	534
* Grey Wolf, Inc.	60,046	459
* Parker Drilling Co.	39,266	290
* Pioneer Drilling Co.	17,662	250
* Bronco Drilling Co., Inc.	9,670	202
* Hercules Offshore, Inc.	4,299	157
Oil & Gas Equipment & Services (20.4%)
Schlumberger Ltd.	415,814	27,265
Halliburton Co.	151,593	11,307
Baker Hughes, Inc.	101,569	8,765
* Weatherford International Ltd.	106,732	5,554
BJ Services Co.	95,954	3,517
* National Oilwell Varco Inc.	52,507	3,469
Smith International, Inc.	63,031	2,582
* Grant Prideco, Inc.	38,721	1,860
* Cameron International Corp.	36,214	1,698
* FMC Technologies Inc.	20,787	1,387
Tidewater Inc.	18,062	916
* TETRA Technologies, Inc.	31,236	907
* Helix Energy Solutions Group, Inc.	24,268	861
* Maverick Tube Corp.	16,939	816
* Superior Energy Services, Inc.	24,579	809
* W-H Energy Services, Inc.	11,624	655
* Universal Compression Holdings, Inc.	11,201	651
* Oceaneering International, Inc.	8,451	634
* Veritas DGC Inc.	13,140	621
* Hanover Compressor Co.	32,323	581
* Hydrill Co.	7,629	571
* Core Laboratories NV	9,785	553
* SEACOR Holdings Inc.	6,662	543
* Global Industries Ltd.	26,379	512
* Oil States International, Inc.	14,504	504
* Dresser Rand Group, Inc.	20,394	493
* Lone Star Technologies, Inc.	10,097	490
* NS Group Inc.	8,734	436
CARBO Ceramics Inc.	8,253	415
* Dril-Quip, Inc.	5,186	408
* Bristow Group, Inc.	10,603	382
* Input/Output, Inc.	35,795	346
* Hornbeck Offshore Services, Inc.	9,647	342
Lufkin Industries, Inc.	5,482	332
RPC Inc.	13,946	326
* Basic Energy Services Inc.	8,123	267
* SulphCo, Inc.	21,712	211
* Newpark Resources, Inc.	34,856	205
* Gulfmark Offshore, Inc.	7,748	195
* Trico Marine Services, Inc.	5,670	183
* Superior Well Services, Inc.	4,938	157
* Willbros Group, Inc.	7,361	153

		114,626

Oil—Crude Producers (71.8%)
Coal & Consumable Fuels (3.1%)
Peabody Energy Corp.	79,105	4,931
CONSOL Energy, Inc.	28,674	2,530
Arch Coal, Inc.	41,968	2,030
Massey Energy Co.	25,705	959
Foundation Coal Holdings, Inc.	13,518	613
USEC Inc.	35,316	426
* KFX, Inc.	25,227	356
* International Coal Group, Inc.	37,536	331
* Alpha Natural Resources, Inc.	14,900	321
* James River Coal Co.	7,082	225
Integrated Oil & Gas (44.9%)
ExxonMobil Corp.	1,311,653	79,893
Chevron Corp.	704,254	42,107
ConocoPhillips Co.	511,770	32,390
Occidental Petroleum Corp.	126,390	12,524
Marathon Oil Corp.	108,742	8,161
Hess Corp.	24,656	3,698
Murphy Oil Corp.	51,186	2,699
* CXG Gas Corp.	12,100	344
Oil & Gas Exploration & Production (15.9%)
Devon Energy Corp.	125,286	7,186
Anadarko Petroleum Corp.	131,142	6,514
Apache Corp.	96,938	6,289
EOG Resources, Inc.	71,588	4,700
XTO Energy, Inc.	103,880	4,282
Kerr-McGee Corp.	33,392	3,568
Chesapeake Energy Corp.	105,777	3,236
* Ultra Petroleum Corp.	46,423	2,672
Noble Energy, Inc.	52,740	2,292
* Newfield Exploration Co.	40,216	1,718
Pioneer Natural Resources Co.	41,184	1,681
* Southwestern Energy Co.	49,217	1,590
* Denbury Resources, Inc.	37,910	1,198
Range Resources Corp.	41,147	1,066
Cimarex Energy Co.	25,958	1,053
* Plains Exploration & Production Co.	25,420	908
Pogo Producing Co.	19,959	899
St. Mary Land & Exploration Co.	20,305	794
Cabot Oil & Gas Corp.	15,058	661
* Cheniere Energy, Inc.	16,181	630
* Forest Oil Corp.	17,548	573
* Houston Exploration Co.	10,368	553
* Whiting Petroleum Corp.	13,965	529
Penn Virginia Corp.	7,465	507
* Stone Energy Corp.	10,132	505
* Quicksilver Resources, Inc.	13,588	477
* Swift Energy Co.	11,661	468
* KCS Energy, Inc.	16,493	465
* Encore Acquisition Co.	17,077	454
Berry Petroleum Class A	6,883	427
* Remington Oil & Gas Corp.	9,642	408
* Atlas America, Inc.	8,679	396
* ATP Oil & Gas Corp.	9,162	385
* Comstock Resources, Inc.	13,421	380
* Delta Petroleum Corp.	21,474	369
* Bill Barrett Corp.	11,490	369
* Energy Partners, Ltd.	15,775	334
* Pacific Ethanol, Inc.	10,780	314
* Parallel Petroleum Corp.	12,297	297
W&T Offshore, Inc.	7,477	287
* Harvest Natural Resources, Inc.	20,505	283
* Carrizo Oil & Gas, Inc.	10,026	283
* Petrohawk Energy Corp.	22,200	260
* Warren Resources Inc.	19,765	247
* Mariner Energy Inc.	13,755	235
* PetroQuest Energy, Inc.	20,666	215
* Petroleum Development Corp.	5,725	209
* The Meridian Resource Corp.	63,846	206
* McMoRan Exploration Co.	11,103	188
* Goodrich Petroleum Corp.	7,638	187
* Bois d'Arc Energy, Inc.	11,100	174
* Brigham Exploration Co.	21,126	163
* Endeavor International Corp.	31,305	85
* GeoGlobal Resources Inc.	16,284	71
Oil & Gas Refining & Marketing (4.5%)
Valero Energy Corp.	182,190	11,177
Sunoco, Inc.	41,364	2,837
Tesoro Petroleum Corp.	20,172	1,374
Frontier Oil Corp.	15,789	884
World Fuel Services Corp.	11,241	561
Holly Corp.	6,583	549
* Giant Industries, Inc.	5,508	348
Alon USA Energy, Inc.	7,022	238
* Syntroleum Corp.	20,186	131
Oil & Gas Storage & Transportation (3.4%)
Williams Cos., Inc.	173,481	3,921
Kinder Morgan, Inc.	32,751	3,291
El Paso Corp.	208,861	3,252
Western Gas Resources, Inc.	20,156	988
* Kinder Morgan Management, LLC	16,205	704
Overseas Shipholding Group Inc.	10,909	560
OMI Corp.	23,613	440
Crosstex Energy, Inc.	3,212	290
General Maritime Corp.	8,008	249
* Enbridge Energy Management LLC	5,263	223
		290,795

Total Investments (100.0%)
(Cost $349,648)		405,421

Other Assets and Liabilities—Net (0.0%)		(138)

Net Assets (100%)		405,283

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2006, the cost of investment securities for tax purposes was $349,648,000. Net unrealized appreciation of investment securities for tax purposes was $55,773,000, consisting of unrealized gains of $56,967,000 on securities that had risen in value since their purchase and $1,194,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.8%)

Capital Markets (13.9%)
Merrill Lynch & Co., Inc.	31,680	2,294
The Goldman Sachs Group, Inc.	13,930	2,103
Morgan Stanley	34,155	2,036
Lehman Brothers Holdings, Inc.	16,211	1,080
The Bank of New York Co., Inc.	27,180	903
State Street Corp.	11,827	734
Charles Schwab Corp.	38,748	646
Franklin Resources Corp.	6,192	557
Mellon Financial Corp.	14,786	535
Bear Stearns Co., Inc.	3,989	534
Legg Mason Inc.	4,293	412
Northern Trust Corp.	6,542	366
Ameriprise Financial, Inc.	7,953	364
T. Rowe Price Group Inc.	4,426	350
* E*TRADE Financial Corp.	13,222	321
TD Ameritrade Holding Corp.	10,643	181
American Capital Strategies, Ltd.	4,520	155
Allied Capital Corp.	4,960	149
A.G. Edwards & Sons, Inc.	2,713	145
Janus Capital Group Inc.	7,612	137
Nuveen Investments, Inc. Class A	2,718	122
Eaton Vance Corp.	4,333	115
* Affiliated Managers Group, Inc.	1,203	108
SEI Investments Co.	2,300	104
Jefferies Group, Inc.	3,500	102
Investors Financial Services Corp.	2,320	101
Federated Investors, Inc.	3,009	97
Raymond James Financial, Inc.	3,189	93
BlackRock, Inc.	527	71
* Investment Technology Group, Inc.	1,417	67
Waddell & Reed Financial, Inc.	2,946	66
* Knight Capital Group, Inc. Class A	3,480	54
Apollo Investment Corp.	2,577	49
* Piper Jaffray Cos., Inc.	697	44
* GFI Group Inc.	547	30
Greenhill & Co., Inc.	473	28
MCG Capital Corp.	1,711	27
Calamos Asset Management, Inc.	790	25
* LaBranche & Co. Inc.	1,962	25
optionsXpress Holdings Inc.	856	25
Ares Capital Corp.	1,131	20
SWS Group, Inc.	594	14
Capital Southwest Corp.	99	10
Cohen & Steers, Inc.	373	9
* Tradestation Group Inc.	663	9
Gamco Investors Inc. Class A	220	8
* MarketAxess Holdings, Inc.	739	8
W.P. Stewart & Co., Ltd.	176	3

		15,436

Commercial Banks (19.7%)
Wells Fargo & Co.	56,820	3,771
Wachovia Corp.	57,495	3,076
U.S. Bancorp	63,648	1,965
SunTrust Banks, Inc.	12,155	920
National City Corp.	21,924	809
BB&T Corp.	19,198	798
PNC Financial Services Group	10,346	713
Fifth Third Bancorp	16,697	634
Regions Financial Corp.	16,051	543
KeyCorp	14,441	516
North Fork Bancorp, Inc.	16,841	496
Marshall & Ilsley Corp.	7,934	360
AmSouth Bancorp	12,339	331
Comerica, Inc.	5,834	319
Zions Bancorp	3,506	284
M & T Bank Corp.	2,387	275
Compass Bancshares Inc.	4,207	234
Synovus Financial Corp.	8,825	232
Commerce Bancorp, Inc.	5,820	229
Huntington Bancshares Inc.	8,549	201
Popular, Inc.	9,312	180
First Horizon National Corp.	4,234	169
Mercantile Bankshares Corp.	4,386	158
Associated Banc-Corp	4,360	144
UnionBanCal Corp.	2,030	137
Colonial BancGroup, Inc.	4,896	131
TD Banknorth, Inc.	4,176	120
TCF Financial Corp.	4,246	113
City National Corp.	1,486	108
Commerce Bancshares, Inc.	2,081	108
Cullen/Frost Bankers, Inc.	1,743	99
Valley National Bancorp	3,965	97
Fulton Financial Corp.	6,118	96
Bank of Hawaii Corp.	1,829	93
Wilmington Trust Corp.	2,146	92
Sky Financial Group, Inc.	3,450	85
Whitney Holdings Corp.	2,200	80
East West Bancorp, Inc.	1,889	75
The South Financial Group, Inc.	2,479	69
BancorpSouth, Inc.	2,532	66
FirstMerit Corp.	2,821	65
First Midwest Bancorp, Inc.	1,725	61
* SVB Financial Group	1,251	60
Cathay General Bancorp	1,666	60
UCBH Holdings, Inc.	3,313	59
Westamerica Bancorporation	1,121	54
Pacific Capital Bancorp	1,580	54
Greater Bay Bancorp	1,767	53
Texas Regional Bancshares, Inc.	1,608	51
Trustmark Corp.	1,674	50
Old National Bancorp	2,383	46
International Bancshares Corp.	1,571	45
Chittenden Corp.	1,646	45
United Bankshares, Inc.	1,255	44
Hancock Holding Co.	818	44
Wintrust Financial Corp.	833	43
Provident Bankshares Corp.	1,180	42
First Community Bancorp	695	40
Umpqua Holdings Corp.	1,514	40
BOK Financial Corp.	804	39
Susquehanna Bancshares, Inc.	1,667	38
Sterling Financial Corp.	1,246	37
Park National Corp.	392	37
* Signature Bank	1,013	36
First Citizens BancShares Class A	189	36
Alabama National BanCorporation	525	35
United Community Banks, Inc.	1,187	35
Central Pacific Financial Co.	975	35
First Republic Bank	818	34
UMB Financial Corp.	1,044	34
Citizens Banking Corp.	1,262	34
Boston Private Financial Holdings, Inc.	1,120	34
Frontier Financial Corp.	977	33
CVB Financial Corp.	1,981	32
F.N.B. Corp.	1,925	31
Glacier Bancorp, Inc.	1,048	31
Prosperity Bancshares, Inc.	910	29
PrivateBancorp, Inc.	647	29
Republic Bancorp, Inc.	2,578	28
First Commonwealth Financial Corp.	2,108	28
First BanCorp Puerto Rico	2,545	27
Sterling Bancshares, Inc.	1,564	27
MB Financial, Inc.	741	27
S & T Bancorp, Inc.	774	26
National Penn Bancshares Inc.	1,372	26
First Charter Corp.	1,083	26
Amcore Financial, Inc.	856	26
Hanmi Financial Corp.	1,345	26
NBT Bancorp, Inc.	1,117	25
* Centennial Bank Holdings Inc.	2,203	24
Chemical Financial Corp.	821	24
City Holding Co.	613	22
Westbanco Inc.	730	22
Community Banks, Inc.	841	22
Mid-State Bancshares	738	20
Capitol Bancorp Ltd.	470	19
IBERIABANK Corp.	315	19
First Financial Bankshares, Inc.	548	19
Sandy Spring Bancorp, Inc.	543	19
* Texas Capital Bancshares, Inc.	799	18
* Investors Bancorp, Inc.	1,330	18
First Financial Bancorp	1,100	18
Columbia Banking System, Inc.	529	18
Independent Bank Corp. (MI)	643	17
Community Bank System, Inc.	879	17
Sterling Financial Corp. (PA)	800	17
Cascade Bancorp	595	17
Harleysville National Corp.	833	17
Nara Bancorp, Inc.	810	16
* Western Alliance Bancorp	431	15
Main Street Banks, Inc.	551	15
Bank of the Ozarks, Inc.	464	15
Independent Bank Corp. (MA)	462	15
Community Trust Bancorp Inc.	427	15
Interchange Financial Services Corp.	640	14
Seacoast Banking Corp. of Florida	498	14
First Merchants Corp.	592	14
Capital City Bank Group, Inc.	422	14
West Coast Bancorp	496	13
First Indiana Corp.	496	13
BankFinancial Corp.	804	13
Midwest Banc Holdings, Inc.	576	13
Irwin Financial Corp.	620	13
Old Second Bancorp, Inc.	424	13
Banner Corp.	340	13
First Source Corp.	434	12
TriCo Bancshares	444	12
Integra Bank Corp.	525	12
Washington Trust Bancorp, Inc.	450	12
Yardville National Bancorp	309	11
Sterling Bancorp	603	11
First Financial Corp. (IN)	360	11
Omega Financial Corp.	344	11
Union Bankshares Corp.	277	11
CoBiz Inc.	517	11
S.Y. Bancorp, Inc.	417	11
Placer Sierra Bancshares	444	11
Suffolk Bancorp	348	11
First Community Bancshares, Inc.	330	11
Tompkins Trustco, Inc.	257	11
Simmons First National Corp.	396	10
Univest Corp. of Pennsylvania	398	10
* Virginia Commerce Bancorp, Inc.	400	10
Heartland Financial USA, Inc.	406	10
U.S.B. Holding Co., Inc.	438	10
Renasant Corp.	267	10
Center Financial Corp.	407	10
Great Southern Bancorp, Inc.	346	9
Oriental Financial Group Inc.	736	9
First Oak Brook Bancshares, Inc.	248	9
Peoples Bancorp, Inc.	304	9
R & G Financial Corp. Class B	940	9
BancFirst Corp.	184	8
First Bancorp (NC)	389	8
Arrow Financial Corp.	296	7
Republic Bancorp, Inc. Class A	349	7
Lakeland Bancorp, Inc.	508	7
Wilshire Bancorp Inc.	315	6
Royal Bancshares of Pennsylvania, Inc.	208	5
Financial Institutions, Inc.	64	1

		21,761

Consumer Finance (3.8%)
American Express Co.	39,562	2,150
Capital One Financial Corp.	10,591	877
SLM Corp.	14,774	794
* AmeriCredit Corp.	4,815	140
The First Marblehead Corp.	1,166	53
Cash America International Inc.	1,019	31
Student Loan Corp.	141	26
* Nelnet, Inc.	612	23
Advanta Corp. Class B	615	22
Advance America Cash Advance Centers Inc.	1,286	19
* CompuCredit Corp.	504	19
* World Acceptance Corp.	546	18
* First Cash Financial Services, Inc.	591	13
* United PanAm Financial Corp.	365	10
Advanta Corp. Class A	220	7

		4,202

Diversified Financial Services (21.5%)
Citigroup, Inc.	176,397	8,696
Bank of America Corp.	164,299	7,952
JPMorgan Chase & Co.	123,187	5,253
The Chicago Mercantile Exchange	1,221	539
Moody's Corp.	8,895	465
CIT Group Inc.	7,082	364
Leucadia National Corp.	2,857	183
* NYSE Group Inc.	1,941	116
* Nasdaq Stock Market Inc.	3,290	100
* CBOT Holdings, Inc. Class A	499	52
International Securities Exchange, Inc.	1,241	51
* Portfolio Recovery Associates, Inc.	518	26
* IntercontinentalExchange Inc.	430	24
Financial Federal Corp.	853	24
Resource America, Inc.	582	11
* Asset Acceptance Capital Corp.	578	10
* Encore Capital Group, Inc.	489	4
* Primus Guaranty, Ltd.	390	4

		23,874

Insurance (21.6%)
American International Group, Inc.	78,016	4,743
MetLife, Inc.	26,809	1,380
Prudential Financial, Inc.	17,495	1,332
The Allstate Corp.	21,815	1,200
The St. Paul Travelers, Cos. Inc.	24,515	1,079
The Hartford Financial Services Group Inc.	10,635	935
* Berkshire Hathaway Inc. Class B	297	911
AFLAC Inc.	17,726	829
The Chubb Corp.	14,590	737
Progressive Corp. of Ohio	26,436	723
ACE Ltd.	11,379	589
Lincoln National Corp.	10,072	566
The Principal Financial Group, Inc.	9,918	542
Genworth Financial Inc.	16,165	541
Marsh & McLennan Cos., Inc.	18,350	514
Loews Corp.	13,814	469
XL Capital Ltd. Class A	6,169	390
Aon Corp.	10,192	363
Ambac Financial Group, Inc.	3,721	298
MBIA, Inc.	4,745	271
Cincinnati Financial Corp.	5,828	267
Fidelity National Financial, Inc.	6,108	253
Safeco Corp.	4,386	243
Torchmark Corp.	3,680	217
Everest Re Group, Ltd.	2,363	211
W.R. Berkley Corp.	6,086	209
Assurant, Inc.	3,927	192
UnumProvident Corp.	10,562	190
Old Republic International Corp.	7,704	165
White Mountains Insurance Group Inc.	268	143
* Arch Capital Group Ltd.	2,429	139
* Conseco, Inc.	5,335	129
Brown & Brown, Inc.	4,175	127
PartnerRe Ltd.	1,982	122
First American Corp.	2,890	121
HCC Insurance Holdings, Inc.	3,883	119
RenaissanceRe Holdings Ltd.	2,411	109
* Markel Corp.	310	105
Protective Life Corp.	2,342	104
Axis Capital Holdings Ltd.	3,976	104
StanCorp Financial Group, Inc.	1,974	96
Hanover Insurance Group Inc.	1,912	91
Arthur J. Gallagher & Co.	3,377	90
Nationwide Financial Services, Inc.	2,036	88
AmerUs Group Co.	1,365	79
Unitrin, Inc.	1,718	77
Mercury General Corp.	1,359	76
* Philadelphia Consolidated Holding Corp.	2,113	70
Ohio Casualty Corp.	2,228	67
American Financial Group, Inc.	1,510	64
Endurance Specialty Holdings Ltd.	1,962	60
Selective Insurance Group	1,007	55
Platinum Underwriters Holdings, Ltd.	2,039	55
Transatlantic Holdings, Inc.	933	54
Reinsurance Group of America, Inc.	1,129	54
National Financial Partners Corp.	1,173	53
Delphi Financial Group, Inc.	1,005	53
* Alleghany Corp.	186	52
Erie Indemnity Co. Class A	985	50
* ProAssurance Corp.	1,045	49
Aspen Insurance Holdings Ltd.	2,229	48
Assured Guaranty Ltd.	1,891	47
Commerce Group, Inc.	819	46
Zenith National Insurance Corp.	1,138	46
The Phoenix Cos., Inc.	3,154	45
Hilb, Rogal and Hamilton Co.	1,124	44
Montpelier Re Holdings Ltd.	2,812	44
IPC Holdings Ltd.	1,791	44
LandAmerica Financial Group, Inc.	577	39
R.L.I. Corp.	780	37
* Argonaut Group, Inc.	1,092	34
Max Re Capital Ltd.	1,418	34
Infinity Property & Casualty Corp.	737	31
Scottish Re Group Ltd.	1,340	26
Horace Mann Educators Corp.	1,519	25
* USI Holdings Corp.	1,682	23
Stewart Information Services Corp.	615	23
United Fire & Casualty Co.	717	22
Fidelity National Title Group, Inc. Class A	999	22
American Equity Investment Life Holding Co.	1,639	21
Alfa Corp.	1,328	21
National Western Life Insurance Co. Class A	82	19
Presidential Life Corp.	736	18
* Universal American Financial Corp.	1,224	17
* Navigators Group, Inc.	421	17
Safety Insurance Group, Inc.	354	17
Midland Co.	416	17
* United America Indemnity, Ltd.	726	17
FBL Financial Group, Inc. Class A	419	15
21st Century Insurance Group	881	13
State Auto Financial Corp.	406	13
Harleysville Group, Inc.	431	12
Odyssey Re Holdings Corp.	493	12
* CNA Surety Corp.	580	10
Direct General Corp.	538	10
Bristol West Holdings, Inc.	531	9
Baldwin & Lyons, Inc. Class B	290	7
PXRE Group Ltd.	1,676	7
National Interstate Corp.	199	4
* James River Group Inc.	119	3
Crawford & Co. Class B	394	2
* First Acceptance Corp.	143	2
Clark, Inc.	39	1
* Quanta Capital Holdings Ltd.	325	1

		23,979

IT Services (0.0%)
* MasterCard, Inc. Class A	400	18

Real Estate Investment Trusts (10.6%)
Simon Property Group, Inc. REIT	7,920	631
Equity Office Properties Trust REIT	13,388	451
Equity Residential REIT	10,210	450
ProLogis REIT	8,600	425
Vornado Realty Trust REIT	4,468	402
Archstone-Smith Trust REIT	7,501	363
General Growth Properties Inc. REIT	8,017	351
Boston Properties, Inc. REIT	3,979	337
Host Marriott Corp. REIT	16,279	327
Avalonbay Communities, Inc. REIT	2,598	276
Kimco Realty Corp. REIT	7,666	275
Plum Creek Timber Co. Inc. REIT	6,531	233
Public Storage, Inc. REIT	2,974	213
Developers Diversified Realty Corp. REIT	3,851	197
The Macerich Co. REIT	2,456	169
Duke Realty Corp. REIT	4,855	165
iStar Financial Inc. REIT	4,000	152
AMB Property Corp. REIT	3,034	150
Regency Centers Corp. REIT	2,407	148
SL Green Realty Corp. REIT	1,486	147
Apartment Investment & Management Co. Class A REIT	3,381	146
Liberty Property Trust REIT	3,107	132
Camden Property Trust REIT	1,855	132
United Dominion Realty Trust REIT	4,833	131
Federal Realty Investment Trust REIT	1,867	128
Health Care Properties Investors REIT	4,827	126
Weingarten Realty Investors REIT	2,986	113
Reckson Associates Realty Corp. REIT	2,907	112
Hospitality Properties Trust REIT	2,558	108
Ventas, Inc. REIT	3,267	106
Rayonier Inc. REIT	2,665	104
Shurgard Storage Centers, Inc. Class A REIT	1,755	102
Thornburg Mortgage, Inc. REIT	3,712	101
Pan Pacific Retail Properties, Inc. REIT	1,429	95
BRE Properties Inc. Class A REIT	1,808	94
Mack-Cali Realty Corp. REIT	2,172	93
CapitalSource Inc. REIT	3,873	91
Brandywine Realty Trust REIT	3,107	90
CarrAmerica Realty Corp. REIT	2,033	90
New Plan Excel Realty Trust REIT	3,701	87
Trizec Properties, Inc. REIT	3,594	85
New Century Financial Corp. REIT	1,783	83
HRPT Properties Trust REIT	7,434	83
Essex Property Trust, Inc. REIT	758	81
CBL & Associates Properties, Inc. REIT	2,125	80
Kilroy Realty Corp. REIT	1,124	75
Health Care Inc. REIT	2,150	73
Annaly Mortgage Management Inc. REIT	5,549	72
Realty Income Corp. REIT	3,199	70
Taubman Co. REIT	1,788	70
Colonial Properties Trust REIT	1,514	68
Alexandria Real Estate Equities, Inc. REIT	786	66
Mills Corp. REIT	2,025	63
KKR Financial Corp. REIT	2,811	61
Home Properties, Inc. REIT	1,221	61
Crescent Real Estate, Inc. REIT	3,382	60
Friedman, Billings, Ramsey Group, Inc. REIT	5,697	60
Post Properties, Inc. REIT	1,376	59
First Industrial Realty Trust REIT	1,571	58
LaSalle Hotel Properties REIT	1,397	58
American Home Mortgage Investment Corp. REIT	1,693	57
Sunstone Hotel Investors, Inc. REIT	2,047	57
BioMed Realty Trust, Inc. REIT	1,939	56
Corporate Office Properties Trust, Inc. REIT	1,402	55
Healthcare Realty Trust Inc. REIT	1,692	55
Nationwide Health Properties, Inc. REIT	2,607	55
Washington REIT	1,504	53
Strategic Hotels and Resorts, Inc. REIT	2,582	53
Highwood Properties, Inc. REIT	1,615	50
Potlatch Corp. REIT	1,335	50
Maguire Properties, Inc. REIT	1,557	49
Pennsylvania REIT	1,285	48
American Financial Realty Trust REIT	4,570	45
Senior Housing Properties Trust REIT	2,506	43
Longview Fibre Co. REIT	1,663	42
Cousins Properties, Inc. REIT	1,311	40
Franklin Street Properties Corp. REIT	1,778	38
FelCor Lodging Trust, Inc. REIT	1,835	38
Newcastle Investment Corp. REIT	1,511	37
Lexington Corporate Properties Trust REIT	1,798	37
Mid-America Apartment Communities, Inc. REIT	733	37
Redwood Trust, Inc. REIT	767	35
National Retail Properties REIT	1,838	35
Heritage Property Investment Trust REIT	1,005	35
DiamondRock Hospitality Co. REIT	2,247	34
Entertainment Properties Trust REIT	825	34
EastGroup Properties, Inc. REIT	759	33
Novastar Financial, Inc. REIT	1,057	33
Equity Lifestyle Properties, Inc. REIT	766	33
Tanger Factory Outlet Centers, Inc. REIT	1,074	33
Spirit Finance Corp. REIT	2,757	32
Inland Real Estate Corp. REIT	2,292	32
Glimcher Realty Trust REIT	1,256	32
Global Signal, Inc. REIT	708	32
PS Business Parks, Inc. REIT	570	30
Equity Inns, Inc. REIT	1,958	30
Trustreet Properties, Inc. REIT	2,276	30
Impac Mortgage Holdings, Inc. REIT	2,686	29
Equity One, Inc. REIT	1,319	29
Sovran Self Storage, Inc. REIT	600	28
Digital Realty Trust, Inc. REIT	1,095	27
U-Store-It Trust REIT	1,674	27
RAIT Investment Trust REIT	1,005	25
Highland Hospitality Corp. REIT	2,041	25
Extra Space Storage Inc. REIT	1,622	25
Omega Healthcare Investors, Inc. REIT	1,959	24
Glenborough Realty Trust, Inc. REIT	1,176	23
Innkeepers USA Trust REIT	1,500	23
National Health Investors REIT	806	22
Anthracite Capital Inc. REIT	1,888	21
MFA Mortgage Investments, Inc. REIT	3,030	21
Ashford Hospitality Trust REIT	1,778	21
Deerfield Triarc Capital Corp. REIT	1,517	20
Acadia Realty Trust REIT	918	20
First Potomac REIT	726	19
Parkway Properties Inc. REIT	480	19
Sun Communities, Inc. REIT	587	19
Fieldstone Investment Corp. REIT	1,761	18
Saxon Inc. REIT	1,609	18
Gramercy Capital Corp. REIT	633	17
Medical Properties Trust Inc. REIT	1,389	17
Capital Trust Class A REIT	456	16
Ramco-Gershenson Properties Trust REIT	627	16
Getty Realty Holding Corp. REIT	632	16
Investors Real Estate Trust REIT	1,579	15
Arbor Realty Trust, Inc. REIT	613	15
GMH Communities Trust REIT	1,347	15
LTC Properties, Inc. REIT	699	15
Luminent Mortgage Capital, Inc. REIT	1,544	14
Saul Centers, Inc. REIT	386	14
Capital Lease Funding, Inc. REIT	1,113	13
Anworth Mortgage Asset Corp. REIT	1,676	13
Education Realty Trust, Inc. REIT	940	13
HomeBanc Corp. REIT	1,527	12
Universal Health Realty Income REIT	372	12
MortgageIT Holdings Inc. REIT	905	11
Urstadt Biddle Properties Class A REIT	615	10
Jer Investors Trust Inc. REIT	603	9
Aames Investment Corp. REIT	1,401	7
Urstadt Biddle Properties REIT	144	2

		11,722

Real Estate Management & Development (0.5%)
* CB Richard Ellis Group, Inc.	2,198	170
The St. Joe Co.	2,519	118
Forest City Enterprise Class A	2,258	101
Jones Lang Lasalle Inc.	1,227	98
* Trammell Crow Co.	1,214	42
* Tejon Ranch Co.	346	14
Affordable Residential Communities REIT	931	10
* HouseValues, Inc.	134	1

		554

Thrifts & Mortgage Finance (8.2%)
Fannie Mae	34,176	1,700
Washington Mutual, Inc.	34,986	1,606
Freddie Mac	24,498	1,471
Countrywide Financial Corp.	21,169	810
Golden West Financial Corp.	9,203	673
Sovereign Bancorp, Inc.	12,627	282
Hudson City Bancorp, Inc.	20,060	275
MGIC Investment Corp.	3,224	212
Radian Group, Inc.	2,929	179
New York Community Bancorp, Inc.	9,442	157
The PMI Group Inc.	3,168	144
Independence Community Bank Corp.	2,592	109
IndyMac Bancorp, Inc.	2,281	105
Astoria Financial Corp.	3,401	103
Webster Financial Corp.	1,901	92
Washington Federal Inc.	3,053	70
People's Bank	1,972	65
NewAlliance Bancshares, Inc.	3,867	54
First Niagara Financial Group, Inc.	3,739	53
Downey Financial Corp.	749	51
Fremont General Corp.	2,330	47
MAF Bancorp, Inc.	1,055	46
Provident Financial Services Inc.	2,281	42
BankUnited Financial Corp.	1,137	35
Corus Bankshares Inc.	1,210	34
* First Federal Financial Corp.	565	33
* Accredited Home Lenders Holding Co.	599	31
W Holding Co., Inc.	3,979	30
Brookline Bancorp, Inc.	2,050	29
TrustCo Bank NY	2,594	29
Commercial Capital Bancorp, Inc.	1,730	27
Harbor Florida Bancshares, Inc.	703	26
Capitol Federal Financial	782	25
Fidelity Bankshares, Inc.	777	25
BankAtlantic Bancorp, Inc. Class A	1,709	25
Doral Financial Corp.	3,315	25
Bank Mutual Corp.	2,030	24
PFF Bancorp, Inc.	689	23
Partners Trust Financial Group, Inc.	1,756	20
Flagstar Bancorp, Inc.	1,194	19
Anchor Bancorp Wisconsin Inc.	658	19
TierOne Corp.	578	19
Provident New York Bancorp, Inc.	1,444	19
Northwest Bancorp, Inc.	704	18
* Triad Guaranty, Inc.	322	17
* Franklin Bank Corp.	828	16
* Ocwen Financial Corp.	1,434	16
KNBT Bancorp Inc.	992	16
Dime Community Bancshares	1,033	15
CityBank Lynnwood (WA)	288	13
WSFS Financial Corp.	208	13
First Financial Holdings, Inc.	409	13
First Busey Corp.	523	11
United Community Financial Corp.	924	11
Kearny Financial Corp.	754	10
ITLA Capital Corp.	197	10
NetBank, Inc.	1,547	10
First Place Financial Corp.	426	10
Flushing Financial Corp.	556	9
OceanFirst Financial Corp.	313	7
Clifton Savings Bancorp, Inc.	563	6
Charter Financial Corp.	126	5
Federal Agricultural Mortgage Corp. Class C	53	1
* Wauwatosa Holdings, Inc.	28	-

		9,090

Total Investments (99.8%)
(Cost $104,504)		110,636

Other Assets and Liabilities—Net (0.2%)		252

Net Assets (100%)		110,888

*Non-income-producing security.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2006, the cost of investment securities for tax purposes was $104,504,000. Net unrealized appreciation of investment securities for tax purposes was $6,132,000, consisting of unrealized gains of $8,074,000 on securities that had risen in value since their purchase and $1,942,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (100.0%)

Biotechnology (14.4%)
* Amgen, Inc.	279,156	18,868
* Genentech, Inc.	112,332	9,319
* Gilead Sciences, Inc.	109,464	6,276
* Biogen Idec Inc.	81,436	3,797
* Genzyme Corp.	61,498	3,659
* Celgene Corp.	81,654	3,385
* MedImmune Inc.	60,451	1,924
* Amylin Pharmaceuticals, Inc.	24,525	1,115
* Vertex Pharmaceuticals, Inc.	25,761	889
* Cephalon, Inc.	14,267	852
* ImClone Systems, Inc.	15,945	638
* Millennium Pharmaceuticals, Inc.	73,326	628
* PDL BioPharma Inc.	25,664	520
* Alkermes, Inc.	21,613	428
* OSI Pharmaceuticals, Inc.	13,273	380
* Human Genome Sciences, Inc.	27,581	302
* Cubist Pharmaceuticals, Inc.	12,761	302
* ICOS Corp.	14,780	300
* Medarex, Inc.	27,129	278
* BioMarin Pharmaceutical Inc.	19,735	256
* United Therapeutics Corp.	5,220	251
* Myriad Genetics, Inc.	9,126	238
* Alexion Pharmaceuticals, Inc.	7,228	235
* Theravance, Inc.	9,384	224
* Myogen, Inc.	6,398	199
* Applera Corp.-Celera Genomics Group	17,455	196
* Telik, Inc.	12,167	194
* Martek Biosciences Corp.	7,463	189
* Onyx Pharmaceuticals, Inc.	9,447	189
* CV Therapeutics, Inc.	10,495	175
* Digene Corp.	4,673	175
* Neurocrine Biosciences, Inc.	8,675	171
* Regeneron Pharmaceuticals, Inc.	11,521	149
* Zymogenetics, Inc.	7,730	133
* Isis Pharmaceuticals, Inc.	16,360	128
* Nuvelo, Inc.	7,582	124
* MannKind Corp.	6,483	123
* Pharmion Corp.	6,139	120
* Arena Pharmaceuticals, Inc.	8,110	111
* Keryx Biopharmaceuticals, Inc.	7,530	108
* Geron Corp.	15,203	106
* Progenics Pharmaceuticals, Inc.	4,961	105
* InterMune Inc.	6,390	101
* Tanox, Inc.	6,356	91
* Nabi Biopharmaceuticals	14,304	84
* Enzon Pharmaceuticals, Inc.	10,508	78
* deCODE genetics, Inc.	10,955	76
* ARIAD Pharmaceuticals, Inc.	14,596	75
* Incyte Corp.	17,899	75
* Dendreon Corp.	16,587	73
* Cell Genesys, Inc.	10,897	67
* Panacos Pharmaceuticals Inc.	10,112	64
* Momenta Pharmaceuticals, Inc.	4,297	61
* Encysive Pharmaceuticals, Inc.	13,887	60
* NPS Pharmaceuticals Inc.	10,853	60
* Lexicon Genetics Inc.	11,757	59
* Rigel Pharmaceuticals, Inc.	5,409	53
* Idenix Pharmaceuticals Inc.	5,228	47
* Maxygen Inc.	5,782	45
* Coley Pharmaceutical Group	3,334	44
* GTx, Inc.	3,040	26
* Threshold Pharmaceuticals, Inc.	4,822	20
* ImmunoGen, Inc.	3,413	12
* NeoPharm, Inc.	1,925	11
* Trimeris, Inc.	614	7
* Antigenics, Inc.	83	0

		59,048

Health Care Equipment & Supplies (15.8%)
Medtronic, Inc.	286,646	14,473
Baxter International, Inc.	155,627	5,867
* Boston Scientific Corp.	279,581	5,782
* Zimmer Holdings, Inc.	58,531	3,544
Becton, Dickinson & Co.	58,576	3,540
* St. Jude Medical, Inc.	86,654	2,955
Stryker Corp.	67,179	2,949
Biomet, Inc.	55,873	1,967
C.R. Bard, Inc.	24,812	1,836
* Hospira, Inc.	36,482	1,635
* Varian Medical Systems, Inc.	31,292	1,468
DENTSPLY International Inc.	17,673	1,057
* Intuitive Surgical, Inc.	8,213	914
Beckman Coulter, Inc.	15,026	831
* ResMed Inc.	16,821	765
* Advanced Medical Optics, Inc.	16,177	733
* Cytyc Corp.	27,139	713
Dade Behring Holdings Inc.	18,855	702
Hillenbrand Industries, Inc.	12,980	656
* Gen-Probe Inc.	12,093	653
* Edwards Lifesciences Corp.	14,103	625
Bausch & Lomb, Inc.	12,662	622
* IDEXX Laboratories Corp.	7,635	584
* Respironics, Inc.	17,105	582
Cooper Cos., Inc.	9,969	472
* Kinetic Concepts, Inc.	11,217	436
* Hologic, Inc.	10,770	425
Mentor Corp.	9,234	373
STERIS Corp.	16,159	368
* Haemonetics Corp.	6,202	313
* American Medical Systems Holdings, Inc.	15,636	309
Diagnostic Products Corp.	5,248	303
* Immucor Inc.	15,986	291
* Kyphon Inc.	6,697	266
West Pharmaceutical Services, Inc.	7,536	256
* ArthroCare Corp.	5,904	249
* Intermagnetics General Corp.	9,988	232
PolyMedica Corp.	5,706	219
* LifeCell Corp.	7,738	209
* DJ Orthopedics Inc.	5,137	197
Invacare Corp.	6,817	193
* Viasys Healthcare Inc.	7,450	188
* Biosite Inc.	3,984	179
* Wright Medical Group, Inc.	7,371	167
* Integra LifeSciences Holdings	4,332	167
* Inverness Medical Innovations, Inc.	5,760	166
Analogic Corp.	2,765	158
Arrow International, Inc.	4,763	154
* Conor Medsystems, Inc.	6,426	150
* SurModics, Inc.	3,688	144
* SonoSite, Inc.	3,766	139
* Thoratec Corp.	9,575	136
* CONMED Corp.	6,708	130
* Orthofix International NV	3,355	128
* Cyberonics, Inc.	5,101	128
* Palomar Medical Technologies, Inc.	2,852	127
Meridian Bioscience Inc.	5,225	124
* ICU Medical, Inc.	2,961	123
* Greatbatch, Inc.	5,164	117
* Laserscope	5,007	106
Datascope Corp.	3,047	105
Vital Signs, Inc.	1,849	92
* Symmetry Medical Inc.	4,951	92
* Align Technology, Inc.	12,478	92
* Conceptus, Inc.	6,845	91
* OraSure Technologies, Inc.	10,298	90
* IntraLase Corp.	4,327	83
* Foxhollow Technologies Inc.	3,104	81
* Kensey Nash Corp.	2,479	73
* Merit Medical Systems, Inc.	6,218	71
* Zoll Medical Corp.	2,329	69
* Aspect Medical Systems, Inc.	3,455	68
* ev3 Inc.	4,030	59
* Schick Technologies, Inc.	1,234	52
Young Innovations, Inc.	1,330	43

		64,456

Health Care Providers & Services (21.7%)
UnitedHealth Group Inc.	321,028	14,112
* WellPoint Inc.	155,542	11,134
Cardinal Health, Inc.	99,783	6,676
Aetna Inc.	134,201	5,161
* Caremark Rx, Inc.	104,870	5,031
* Medco Health Solutions, Inc.	71,963	3,879
HCA Inc.	86,922	3,864
McKesson Corp.	69,186	3,425
CIGNA Corp.	28,601	2,652
Quest Diagnostics, Inc.	39,829	2,220
* Express Scripts Inc.	29,472	2,160
AmerisourceBergen Corp.	49,427	2,155
* Coventry Health Care Inc.	38,394	2,006
* Humana Inc.	38,937	1,971
* Laboratory Corp. of America Holdings	29,663	1,761
Omnicare, Inc.	28,619	1,327
* DaVita, Inc.	24,019	1,272
Health Management Associates Class A	58,213	1,214
* Health Net Inc.	27,025	1,163
* Henry Schein, Inc.	20,577	948
* Patterson Cos	26,188	897
* Tenet Healthcare Corp.	110,947	879
Manor Care, Inc.	18,688	868
* Community Health Systems, Inc.	22,887	863
* Lincare Holdings, Inc.	23,040	859
* Triad Hospitals, Inc.	20,725	835
Universal Health Services Class B	12,107	615
* VCA Antech, Inc.	19,622	591
* Pediatrix Medical Group, Inc.	11,836	547
* Sierra Health Services, Inc.	12,257	505
* LifePoint Hospitals, Inc.	12,041	425
* Healthways, Inc.	7,581	403
* WellCare Health Plans Inc.	7,646	380
* Sunrise Senior Living, Inc.	10,709	359
* Magellan Health Services, Inc.	8,712	352
* Psychiatric Solutions, Inc.	11,791	347
* AMERIGROUP Corp.	12,049	346
Chemed Corp.	6,170	332
* United Surgical Partners International, Inc.	10,377	323
Owens & Minor, Inc. Holding Co.	9,376	278
* PSS World Medical, Inc.	15,455	274
* Centene Corp.	10,173	265
LCA-Vision Inc.	4,655	253
* American Retirement Corp.	7,752	250
* Kindred Healthcare, Inc.	9,198	233
* Genesis Healthcare Corp.	4,614	217
* HealthExtras, Inc.	7,156	215
* Ventiv Health, Inc.	6,522	193
* Apria Healthcare Group Inc.	9,999	192
Brookdale Senior Living Inc.	3,405	168
* AmSurg Corp.	6,977	168
* Matria Healthcare, Inc.	4,933	142
* Amedisys Inc.	3,838	137
* Odyssey Healthcare, Inc.	8,149	133
* AMN Healthcare Services, Inc.	6,335	125
* Molina Healthcare Inc.	3,258	123
* Cross Country Healthcare, Inc.	6,143	108
* Symbion, Inc.	4,314	95
* Gentiva Health Services, Inc.	5,489	95
National Healthcare Corp.	1,915	85
* RehabCare Group, Inc.	4,037	68
* Radiation Therapy Services, Inc.	2,731	66
* VistaCare, Inc.	3,966	55
* Alliance Imaging, Inc.	3,694	22
* CorVel Corp.	801	19
Hooper Holmes, Inc.	1,458	4

		88,840

Heath Care Technology (0.9%)
IMS Health, Inc.	47,202	1,274
* Emdeon Corp.	65,761	764
* Cerner Corp.	14,974	569
* Allscripts Healthcare Solutions, Inc.	11,147	194
* Eclipsys Corp.	9,812	191
* Per-Se Technologies, Inc.	7,643	190
* The TriZetto Group, Inc.	9,140	130
* Dendrite International, Inc.	9,696	99
* Merge Technologies, Inc.	5,203	66

		3,477

Life Sciences Tools & Services (3.6%)
* Fisher Scientific International Inc.	29,263	2,173
* Thermo Electron Corp.	38,377	1,410
Applera Corp.-Applied Biosystems Group	43,346	1,283
* Waters Corp.	24,788	1,032
Pharmaceutical Product Development, Inc.	24,892	904
* Covance, Inc.	14,914	881
* Millipore Corp.	12,605	875
* Invitrogen Corp.	12,491	796
* Charles River Laboratories, Inc.	17,134	686
PerkinElmer, Inc.	30,000	626
* Techne Corp.	8,901	487
* Affymetrix, Inc.	15,695	432
* Nektar Therapeutics	20,581	411
* Ventana Medical Systems, Inc.	7,644	363
* Varian, Inc.	7,371	324
* Bio-Rad Laboratories, Inc. Class A	4,342	288
* Illumina, Inc.	9,667	264
* Dionex Corp.	4,829	260
* Serologicals Corp.	8,107	253
* Exelixis, Inc.	18,642	202
* PAREXEL International Corp.	6,240	179
Cambrex Corp.	6,351	128
* Molecular Devices Corp.	3,836	110
* PRA International	4,071	102
* eResearch Technology, Inc.	11,165	102
* Enzo Biochem, Inc.	6,451	67
* SFBC International, Inc.	4,152	65
* Diversa Corp.	6,325	59
* Bruker BioSciences Corp.	9,551	55
* Albany Molecular Research, Inc.	5,176	53

		14,870

Pharmaceuticals (43.6%)
Johnson & Johnson	704,442	42,422
Pfizer Inc.	1,741,495	41,204
Merck & Co., Inc.	517,406	17,224
Abbott Laboratories	364,288	15,555
Wyeth	318,043	14,547
Eli Lilly & Co.	240,790	12,434
Bristol-Myers Squibb Co.	464,619	11,406
Schering-Plough Corp.	350,027	6,672
Allergan, Inc.	35,804	3,395
* Forest Laboratories, Inc.	77,050	2,888
* Sepracor Inc.	25,084	1,299
* Barr Pharmaceuticals Inc.	23,785	1,253
Mylan Laboratories, Inc.	50,832	1,063
* King Pharmaceuticals, Inc.	57,127	1,016
* Endo Pharmaceuticals Holdings, Inc.	29,810	875
* Watson Pharmaceuticals, Inc.	22,839	579
* Andrx Group	17,184	401
Medicis Pharmaceutical Corp.	12,878	384
Valeant Pharmaceuticals International	21,659	373
* MGI Pharma, Inc.	18,187	328
Perrigo Co.	18,792	316
* Kos Pharmaceuticals, Inc.	5,624	241
Alpharma, Inc. Class A	9,808	230
* Adolor Corp.	9,712	227
* The Medicines Co.	11,084	205
* Par Pharmaceutical Cos. Inc.	8,011	184
* Adams Respiratory Therapeutics, Inc.	3,809	176
* Abraxis Bioscience, Inc.	5,667	162
* K-V Pharmaceutical Co. Class A	7,896	160
* ViroPharma Inc.	14,873	145
* First Horizon Pharmaceutical Corp.	6,671	141
* Salix Pharmaceuticals, Ltd.	10,885	131
* AtheroGenics, Inc.	9,039	120
* Connetics Corp.	8,331	98
* Noven Pharmaceuticals, Inc.	5,561	97
* New River Pharmaceuticals Inc.	3,049	90
* K-V Pharmaceutical Co. Class B	1,599	33
* Discovery Laboratories, Inc.	13,724	31
* NitroMed, Inc.	5,626	23
* Inspire Pharmaceuticals, Inc.	2,851	14

		178,142

Total Investments (100.0%)
(Cost $411,758)		408,833

Other Assets and Liabilities - Net (0.0%)		(196)

Net Assets (100%)		408,637

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2006, the cost of investment securities for tax purposes was $411,758,000. Net unrealized depreciation of investment securities for tax purposes was $2,925,000, consisting of unrealized gains of $19,665,000 on securities that had risen in value since their purchase and $22,590,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.7%)

Aerospace & Defense (18.1%)
The Boeing Co.	51,300	4,271
United Technologies Corp.	65,041	4,066
Honeywell International Inc.	53,295	2,195
Lockheed Martin Corp.	25,015	1,813
General Dynamics Corp.	23,081	1,469
Northrop Grumman Corp.	22,504	1,456
Raytheon Co.	30,180	1,384
Rockwell Collins, Inc.	11,751	642
L-3 Communications Holdings, Inc.	7,727	564
Precision Castparts Corp.	8,953	516
Goodrich Corp.	7,974	340
* Alliant Techsystems, Inc.	2,587	202
DRS Technologies, Inc.	2,792	149
* Armor Holdings, Inc.	2,389	137
* Hexcel Corp.	6,386	131
* BE Aerospace, Inc.	5,110	113
Curtiss-Wright Corp.	2,841	96
* Aviall, Inc.	2,024	96
* Moog Inc.	2,481	86
* Teledyne Technologies, Inc.	2,340	80
* Ceradyne, Inc.	1,745	76
* Esterline Technologies Corp.	1,855	76
* Orbital Sciences Corp.	4,144	62
* AAR Corp.	2,577	62
* GenCorp, Inc.	3,283	60
* Triumph Group, Inc.	1,187	56
* K&F Industries Holdings	2,192	42
* Taser International Inc.	4,145	39
United Industrial Corp.	647	32
* Argon ST, Inc.	1,104	32
EDO Corp.	1,186	31
Cubic Corp.	1,362	26
HEICO Corp. Class A	926	25
* MTC Technologies, Inc.	691	19
HEICO Corp.	429	13
* Ionatron Inc.	1,903	13

		20,470

Air Freight & Logistics (6.5%)
United Parcel Service, Inc.	43,721	3,522
FedEx Corp.	19,484	2,129
Expeditors International of Washington, Inc.	7,295	718
C.H. Robinson Worldwide Inc.	10,895	480
UTI Worldwide, Inc.	3,908	107
* EGL, Inc.	2,326	105
Forward Air Corp.	2,250	84
Pacer International, Inc.	2,714	80
* Hub Group, Inc.	1,435	68
* ABX Air, Inc.	4,466	30

		7,323

Airlines (1.6%)
Southwest Airlines Co.	49,053	790
* AMR Corp.	13,830	341
* Continental Airlines, Inc. Class B	5,839	145
* US Airways Group Inc.	2,974	139
* JetBlue Airways Corp.	10,016	104
Skywest, Inc.	4,181	97
* Alaska Air Group, Inc.	2,330	90
* AirTran Holdings, Inc.	6,105	75
* Republic Airways Holdings Inc.	2,552	39
* ExpressJet Holdings, Inc.	3,005	18
* Frontier Airlines Holdings, Inc.	2,833	18

		1,856

Building Products (2.0%)
Masco Corp.	28,181	874
American Standard Cos., Inc.	12,521	532
* USG Corp.	2,275	209
Lennox International Inc.	4,131	118
* NCI Building Systems, Inc.	1,550	94
Simpson Manufacturing Co.	2,661	92
Universal Forest Products, Inc.	1,233	81
* Jacuzzi Brands, Inc.	6,117	57
* Griffon Corp.	2,028	55
ElkCorp	1,322	38
Ameron International Corp.	612	35
American Woodmark Corp.	941	33
Apogee Enterprises, Inc.	1,963	30
* Builders FirstSource, Inc.	1,415	29
* Trex Co., Inc.	901	24

		2,301

Commercial Services & Supplies (10.8%)
Waste Management, Inc.	36,939	1,353
Cendant Corp.	68,164	1,102
Pitney Bowes, Inc.	15,435	629
R.R. Donnelley & Sons Co.	14,765	475
Robert Half International, Inc.	11,035	453
Cintas Corp.	9,691	411
Manpower Inc.	6,055	399
Republic Services, Inc. Class A	9,510	388
* Monster Worldwide Inc.	7,682	375
Avery Dennison Corp.	5,777	343
* The Dun & Bradstreet Corp.	4,553	332
Equifax, Inc.	8,832	319
The Corporate Executive Board Co.	2,737	278
Aramark Corp. Class B	8,123	266
* ChoicePoint Inc.	5,901	263
* Allied Waste Industries, Inc.	16,311	195
* Stericycle, Inc.	2,869	191
The Brink's Co.	3,343	184
HNI Corp.	3,372	176
* Corrections Corp. of America	2,730	140
Herman Miller, Inc.	4,743	139
* Copart, Inc.	4,982	137
Adesa, Inc.	5,844	133
* Covanta Holding Corp.	7,738	125
* Waste Connections, Inc.	3,198	123
IKON Office Solutions, Inc.	9,297	120
Brady Corp. Class A	2,990	119
* West Corp.	2,234	108
* United Stationers, Inc.	2,336	108
* PHH Corp.	3,693	94
Watson Wyatt & Co. Holdings	2,469	88
* Labor Ready, Inc.	3,798	88
John H. Harland Co.	2,023	87
Mine Safety Appliances Co.	2,077	86
Banta Corp.	1,672	83
* Resources Connection, Inc.	3,161	81
Deluxe Corp.	3,525	76
* Tetra Tech, Inc.	4,184	74
* FTI Consulting, Inc.	2,730	72
* Navigant Consulting, Inc.	3,540	72
* Mobile Mini, Inc.	2,275	71
Steelcase Inc.	3,641	68
* CoStar Group, Inc.	1,247	67
* Acco Brands Corp.	2,954	67
* Cenveo Inc.	3,455	66
* The Advisory Board Co.	1,252	65
* American Reprographics Co.	1,882	65
Administaff, Inc.	1,660	64
* Korn/Ferry International	3,087	63
* NCO Group, Inc.	2,188	58
G & K Services, Inc. Class A	1,411	54
* School Specialty, Inc.	1,483	53
ABM Industries Inc.	2,954	51
* Heidrick & Struggles International, Inc.	1,449	51
Viad Corp.	1,595	49
* IHS Inc.-Class A	1,804	49
* Consolidated Graphics, Inc.	948	48
* Coinstar, Inc.	1,892	45
Rollins, Inc.	2,205	43
* CBIZ Inc.	5,040	42
* Global Cash Access, Inc.	2,666	41
McGrath RentCorp	1,520	40
Healthcare Services Group, Inc.	1,974	40
* CRA International Inc.	890	40
* Teletech Holdings Inc.	3,280	39
Knoll, Inc.	2,096	39
Kelly Services, Inc. Class A	1,409	38
Bowne & Co., Inc.	2,576	37
* Kforce Inc.	2,440	37
* Spherion Corp.	4,289	36
* Huron Consulting Group Inc.	1,154	35
* Kenexa Corp.	1,166	35
* Clean Harbors Inc.	928	34
CDI Corp.	1,056	31
* SOURCECORP, Inc.	1,164	29
* LECG Corp.	1,505	26
Ennis, Inc.	1,258	25
* DiamondCluster International, Inc.	2,661	25
* Volt Information Sciences Inc.	803	24
* Sirva Inc.	3,313	23
* Hudson Highland Group, Inc.	1,785	21
Schawk, Inc.	1,066	20
* Pike Electric Corp.	1,021	20
Central Parking Corp.	1,265	18
The Standard Register Co.	1,173	15

		12,192

Construction & Engineering (1.7%)
Fluor Corp.	5,922	519
* Jacobs Engineering Group Inc.	3,888	303
* Foster Wheeler Ltd.	4,276	189
* URS Corp.	3,417	145
* Shaw Group, Inc.	5,418	144
* Quanta Services, Inc.	7,207	120
Washington Group International, Inc.	2,033	110
* EMCOR Group, Inc.	2,176	105
Granite Construction Co.	2,383	98
* Insituform Technologies Inc. Class A	2,043	52
* Williams Scotsman International Inc.	1,532	40
* Perini Corp.	1,567	38
* Infrasource Services Inc.	2,062	38

		1,901

Electrical Equipment (5.2%)
Emerson Electric Co.	27,731	2,288
Rockwell Automation, Inc.	11,404	779
Cooper Industries, Inc. Class A	6,256	557
Roper Industries Inc.	5,841	274
* Thomas & Betts Corp.	4,245	244
American Power Conversion Corp.	11,973	236
Ametek, Inc.	4,864	222
Hubbell Inc. Class B	3,595	181
* Genlyte Group, Inc.	1,795	125
Acuity Brands, Inc.	3,120	125
Regal-Beloit Corp.	2,173	104
* Energy Conversion Devices, Inc.	2,502	99
* General Cable Corp.	2,766	89
Woodward Governor Co.	2,302	73
Franklin Electric, Inc.	1,206	63
Baldor Electric Co.	2,090	62
A.O. Smith Corp.	1,366	60
* Encore Wire Corp.	1,325	51
* GrafTech International Ltd.	7,014	43
* FuelCell Energy, Inc.	3,579	37
* Power-One, Inc.	5,729	35
* II-VI, Inc.	1,831	35
* Evergreen Solar, Inc.	3,079	34
Vicor Corp.	1,638	29
* EnerSys	1,877	26
* Plug Power, Inc.	4,908	25
* Medis Technology Ltd.	699	17

		5,913

Industrial Conglomerates (28.3%)
General Electric Co.	662,961	22,713
3M Co.	48,360	4,046
Tyco International Ltd.	135,902	3,684
Textron, Inc.	7,941	722
* McDermott International, Inc.	4,465	293
Carlisle Co., Inc.	2,144	174
Walter Industries, Inc.	2,871	167
Teleflex Inc.	2,497	153
Raven Industries, Inc.	1,110	35
Tredegar Corp.	2,393	34
* Sequa Corp. Class A	389	31
Standex International Corp.	1,038	30

		32,082

Machinery (16.3%)
Caterpillar, Inc.	45,244	3,301
Illinois Tool Works, Inc.	32,300	1,604
Deere & Co.	15,851	1,357
Danaher Corp.	16,684	1,070
Ingersoll-Rand Co.	22,200	968
PACCAR, Inc.	10,881	836
Eaton Corp.	9,481	697
Dover Corp.	13,721	670
Parker Hannifin Corp.	8,141	635
ITT Industries, Inc.	11,880	620
Joy Global Inc.	8,330	448
Cummins Inc.	3,170	349
* Terex Corp.	3,439	315
Oshkosh Truck Corp.	5,001	264
Pall Corp.	8,468	255
SPX Corp.	4,590	241
Harsco Corp.	2,930	237
Pentair, Inc.	6,551	224
Trinity Industries, Inc.	3,383	211
Graco, Inc.	4,588	211
* Flowserve Corp.	3,775	201
The Manitowoc Co., Inc.	4,031	185
Donaldson Co., Inc.	5,326	177
IDEX Corp.	3,581	173
Kennametal, Inc.	2,700	161
The Timken Co.	5,063	159
* AGCO Corp.	6,436	158
JLG Industries, Inc.	7,057	153
The Toro Co.	3,001	145
Crane Co.	3,482	140
* Gardner Denver Inc.	1,852	140
Lincoln Electric Holdings, Inc.	2,473	136
Wabtec Corp.	3,361	118
CLARCOR Inc.	3,730	117
* Navistar International Corp.	4,354	116
Briggs & Stratton Corp.	3,561	115
Actuant Corp.	1,932	114
Bucyrus International, Inc.	2,214	113
Nordson Corp.	2,006	94
* ESCO Technologies Inc.	1,771	91
Kaydon Corp.	2,062	86
Mueller Industries Inc.	2,561	84
Albany International Corp.	1,735	69
Valmont Industries, Inc.	1,377	66
Watts Water Technologies, Inc.	1,888	65
NACCO Industries, Inc. Class A	420	60
Barnes Group, Inc.	1,452	60
* EnPro Industries, Inc.	1,630	57
Federal Signal Corp.	3,626	55
Freightcar America Inc.	871	53
* Astec Industries, Inc.	1,412	49
* The Middleby Corp.	457	41
Wabash National Corp.	2,250	38
CIRCOR International, Inc.	1,256	37
* RBC Bearings Inc.	1,337	33
The Greenbrier Cos., Inc.	858	30
* Commercial Vehicle Group Inc.	1,416	29
* A.S.V., Inc.	1,360	28
Cascade Corp.	734	28
Tennant Co.	568	28
Robbins & Myers, Inc.	1,113	26
Tecumseh Products Co. Class A	1,140	25
* Accuride Corp.	1,747	20
* American Science & Engineering, Inc.	334	19
* TurboChef Technologies, Inc.	1,276	14
Tecumseh Products Co. Class B	214	4

		18,423

Marine (0.4%)
Alexander & Baldwin, Inc.	2,720	123
* Kirby Corp.	1,588	119
* American Commercial Lines Inc.	1,951	107
Eagle Bulk Shipping Inc.	1,523	21
Horizon Lines Inc.	1,338	18
Genco Shipping and Trading Ltd.	988	17

		405

Road & Rail (7.1%)
Burlington Northern Santa Fe Corp.	25,181	1,949
Union Pacific Corp.	17,169	1,593
Norfolk Southern Corp.	27,850	1,469
CSX Corp.	14,710	984
Ryder System, Inc.	4,180	226
Con-way, Inc.	3,579	212
J.B. Hunt Transport Services, Inc.	7,940	194
Landstar System, Inc.	4,006	177
Laidlaw International Inc.	6,869	173
* YRC Worldwide, Inc.	3,989	157
* Kansas City Southern	4,370	116
Florida East Coast Industries, Inc. Class A	2,075	115
* Swift Transportation Co., Inc.	3,216	92
* Dollar Thrifty Automotive Group, Inc.	1,868	85
* Genesee & Wyoming Inc. Class A	2,695	81
Heartland Express, Inc.	4,745	80
Knight Transportation, Inc.	3,884	74
Werner Enterprises, Inc.	3,620	70
* Old Dominion Freight Line, Inc.	2,242	69
* Amerco, Inc.	781	69
Arkansas Best Corp.	1,598	66
* RailAmerica, Inc.	2,849	32

		8,083

Trading Companies & Distributors (1.7%)
W.W. Grainger, Inc.	5,203	375
Fastenal Co.	8,715	375
* Wesco International, Inc.	3,300	217
* United Rentals, Inc.	4,766	155
GATX Corp.	3,553	154
MSC Industrial Direct Co., Inc. Class A	3,187	147
Watsco, Inc.	1,624	91
* Beacon Roofing Supply, Inc.	1,921	72
Applied Industrial Technology, Inc.	1,863	72
UAP Holding Corp.	3,014	71
* Interline Brands, Inc.	1,744	42
Kaman Corp. Class A	1,693	31
Bluelinx Holdings Inc.	2,117	29
* Electro Rent Corp.	1,645	27
* TAL International Group, Inc.	1,100	26
Lawson Products, Inc.	501	18

		1,902

Transportation Infrastructure (0.0%)
Sea Containers Ltd. Class A	2,468	20

Total Investments (99.7%)
(Cost $106,961)		112,871

Other Assets and Liabilities - Net (0.3%)		351

Net Assets (100%)		113,222

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2006, the cost of investment securities for tax purposes was $106,961,000. Net unrealized appreciation of investment securities for tax purposes was $5,910,000, consisting of unrealized gains of $6,725,000 on securities that had risen in value since their purchase and $815,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.9%)

Communications Equipment (16.9%)
* Cisco Systems, Inc.	449,298	8,842
QUALCOMM Inc.	121,055	5,473
Motorola, Inc.	181,780	3,834
* Corning, Inc.	113,327	2,748
* Lucent Technologies, Inc.	326,223	832
* Juniper Networks, Inc.	37,260	594
* Tellabs, Inc.	31,254	447
Harris Corp.	9,811	400
* JDS Uniphase Corp.	123,764	375
* Avaya Inc.	31,477	372
* Comverse Technology, Inc.	14,742	332
* Ciena Corp.	42,492	178
* ADC Telecommunications, Inc.	8,545	153
* F5 Networks, Inc.	2,839	138
* Polycom, Inc.	6,323	137
* 3Com Corp.	28,511	128
ADTRAN Inc.	4,773	120
* Foundry Networks, Inc.	9,328	120
* CommScope, Inc.	4,042	118
* Interdigital Communications Corp.	3,980	113
* Andrew Corp.	10,702	108
Belden CDT Inc.	3,167	101
* Redback Networks Inc.	3,967	95
* Arris Group Inc.	7,403	89
* Avocent Corp.	3,597	82
* Sonus Networks, Inc.	17,454	81
Plantronics, Inc.	3,488	75
* Powerwave Technologies, Inc.	7,308	72
* Finisar Corp.	14,723	67
Black Box Corp.	1,291	67
* Dycom Industries, Inc.	2,939	63
* Sycamore Networks, Inc.	14,292	63
* Tekelec	4,165	60
* NETGEAR, Inc.	2,450	57
* UTStarcom, Inc.	7,680	49
* Comtech Telecommunications Corp.	1,589	48
* ViaSat, Inc.	1,661	42
* Mastec Inc.	3,008	39
* Extreme Networks, Inc.	8,710	39
Inter-Tel, Inc.	1,492	31
* SafeNet, Inc.	1,825	30
* Packeteer, Inc.	2,443	28
* Ixia	2,487	26
* Harmonic, Inc.	5,286	24
* Ditech Networks Inc.	2,325	21
Bel Fuse, Inc. Class B	535	17
* Blue Coat Systems, Inc.	889	14
* Westell Technologies, Inc.	4,271	11
* Anaren, Inc.	259	5
Bel Fuse, Inc. Class A	169	5

		26,963

Computers & Peripherals (20.5%)
International Business Machines Corp.	114,402	9,141
Hewlett-Packard Co.	206,533	6,688
* Dell Inc.	160,168	4,065
* Apple Computer, Inc.	62,049	3,709
* EMC Corp.	174,504	2,234
* Sun Microsystems, Inc.	253,688	1,182
Seagate Technology LLC	38,878	908
* Network Appliance, Inc.	27,389	876
* SanDisk Corp.	14,267	803
* NCR Corp.	13,484	527
* Lexmark International, Inc.	7,875	451
* Western Digital Corp.	15,840	322
Diebold, Inc.	5,091	216
* QLogic Corp.	11,769	210
* Brocade Communications Systems, Inc.	19,880	121
* Avid Technology, Inc.	2,908	115
* Palm, Inc.	6,666	110
* Emulex Corp.	6,203	110
Imation Corp.	2,506	96
* Electronics for Imaging, Inc.	4,010	94
* Komag, Inc.	2,079	86
* Intermec, Inc.	3,671	85
* Rackable Systems Inc.	2,103	80
* Lexar Media, Inc.	5,670	53
* Advanced Digital Information Corp.	4,300	51
* Hutchinson Technology, Inc.	1,904	44
* Synaptics Inc.	1,720	41
* Quantum Corp.	13,762	40
* Adaptec, Inc.	8,393	38
* McDATA Corp. Class A	8,599	33
* Gateway, Inc.	16,052	28
* Novatel Wireless, Inc.	2,092	23
* Presstek, Inc.	2,377	23
* McDATA Corp. Class B	2,749	10
* Dot Hill Systems Corp.	210	1

		32,614

Electronic Equipment & Instruments (4.8%)
* Agilent Technologies, Inc.	31,848	1,111
* Flextronics International Ltd.	42,101	474
Jabil Circuit, Inc.	12,765	444
Amphenol Corp.	6,535	363
* Arrow Electronics, Inc.	8,774	285
CDW Corp.	4,681	262
* Solectron Corp.	67,081	239
Symbol Technologies, Inc.	18,434	219
* Avnet, Inc.	9,627	213
* Vishay Intertechnology, Inc.	12,447	202
* Mettler-Toledo International Inc.	3,045	197
Tektronix, Inc.	6,117	191
Molex, Inc. Class A	5,993	183
* Sanmina-SCI Corp.	38,804	182
* Trimble Navigation Ltd.	3,950	181
* Ingram Micro, Inc. Class A	10,053	174
Molex, Inc.	4,383	156
* Tech Data Corp.	4,230	154
* FLIR Systems, Inc.	5,072	129
* Plexus Corp.	3,211	126
Anixter International Inc.	2,377	116
National Instruments Corp.	4,044	113
* Benchmark Electronics, Inc.	4,615	112
* Itron, Inc.	1,819	109
Cognex Corp.	3,137	79
* Brightpoint, Inc.	3,606	77
* Coherent, Inc.	2,274	75
AVX Corp.	4,483	73
* Global Imaging Systems, Inc.	1,724	71
* Rogers Corp.	1,208	69
Technitrol, Inc.	2,856	65
* Aeroflex, Inc.	5,458	64
* Checkpoint Systems, Inc.	2,797	63
* Insight Enterprises, Inc.	3,492	63
* KEMET Corp.	6,399	61
* Rofin-Sinar Technologies Inc.	1,103	60
* Paxar Corp.	2,715	58
* Littelfuse, Inc.	1,644	58
MTS Systems Corp.	1,364	57
* ScanSource, Inc.	944	56
Daktronics, Inc.	1,148	55
* Cogent Inc.	3,036	47
* Newport Corp.	2,731	45
Park Electrochemical Corp.	1,426	45
* Electro Scientific Industries, Inc.	2,128	42
* TTM Technologies, Inc.	2,697	39
* Identix, Inc.	6,439	38
Agilysys, Inc.	2,161	36
CTS Corp.	2,513	34
* Applied Films Corp.	1,071	30
Landauer, Inc.	642	30
* Universal Display Corp.	1,872	27
Methode Electronics, Inc. Class A	2,816	27
* Mercury Computer Systems, Inc.	1,569	26
* Excel Technology, Inc.	857	26
* DTS Inc.	1,267	24
* Multi-Fineline Electronix, Inc.	610	20
* Photon Dynamics, Inc.	1,206	19
* Echelon Corp.	2,031	17
* SYNNEX Corp.	946	17
* Metrologic Instruments, Inc.	867	13
Keithley Instruments Inc.	96	1

		7,642

Internet Software & Services (8.6%)
* Google Inc.	15,513	5,768
* Yahoo! Inc.	93,200	2,944
* eBay Inc.	77,305	2,536
* VeriSign, Inc.	17,978	404
* Akamai Technologies, Inc.	9,494	297
* Digital River, Inc.	2,904	128
* aQuantive, Inc.	4,658	115
* ValueClick, Inc.	6,277	99
* Equinix, Inc.	1,617	94
* Openwave Systems Inc.	6,522	92
* CNET Networks, Inc.	10,357	91
* Digitas Inc.	6,515	85
* j2 Global Communications, Inc.	3,157	84
* WebEx Communications, Inc.	2,546	84
* Digital Insight Corp.	2,541	82
* RealNetworks, Inc.	8,537	81
* EarthLink, Inc.	9,656	80
* Websense, Inc.	3,464	77
* HomeStore, Inc.	10,216	61
United Online, Inc.	4,512	54
* InfoSpace, Inc.	2,036	46
* Ariba, Inc.	4,984	42
* Bankrate, Inc.	857	39
* CMGI Inc.	29,413	39
* webMethods, Inc.	3,867	35
* SonicWALL, Inc.	3,970	33
* Interwoven Inc.	3,044	28
* S1 Corp.	4,838	27
* Vignette Corp.	1,907	26
* Marchex, Inc.	1,472	25
* iPass Inc.	3,946	25
* Jupitermedia Corp.	1,452	22
* DealerTrack Holdings Inc.	843	18
* NetRatings, Inc.	900	13

		13,674

IT Services (9.1%)
First Data Corp.	56,090	2,586
Automatic Data Processing, Inc.	42,311	1,924
Accenture Ltd.	42,093	1,185
Electronic Data Systems Corp.	37,642	923
Paychex, Inc.	25,014	918
* Computer Sciences Corp.	13,573	763
* Cognizant Technology Solutions Corp.	10,157	599
* Fiserv, Inc.	13,152	568
* Affiliated Computer Services, Inc. Class A	8,154	407
* Iron Mountain, Inc.	7,790	288
* CheckFree Corp.	5,657	282
* Alliance Data Systems Corp.	5,098	271
* Ceridian Corp.	10,706	260
* DST Systems, Inc.	4,027	237
Global Payments Inc.	4,804	224
MoneyGram International, Inc.	6,271	219
Sabre Holdings Corp.	9,612	206
* Convergys Corp.	10,280	192
Fidelity National Information Services, Inc.	4,883	179
* Unisys Corp.	25,049	165
Acxiom Corp.	5,930	140
* Anteon International Corp.	2,461	135
* CACI International, Inc.	2,210	135
* BISYS Group, Inc.	8,923	132
* MPS Group, Inc.	7,482	113
* BearingPoint, Inc.	13,259	106
* Hewitt Associates, Inc.	3,907	104
* VeriFone Holdings, Inc.	3,050	97
* SRA International, Inc.	2,858	90
* Wright Express Corp.	2,983	88
* Perot Systems Corp.	5,977	84
* Euronet Worldwide, Inc.	2,322	81
* CSG Systems International, Inc.	3,377	79
* eFunds Corp.	3,370	76
* Gartner, Inc. Class A	4,877	76
Talx Corp.	2,201	59
Total System Services, Inc.	2,901	52
Gevity HR, Inc.	1,887	51
* Keane, Inc.	3,654	51
* ManTech International Corp.	1,317	45
MAXIMUS, Inc.	1,387	44
* Heartland Payment Systems, Inc.	1,404	37
* TNS Inc.	1,600	33
* Sapient Corp.	6,128	33
* Sykes Enterprises, Inc.	1,875	32
infoUSA Inc.	2,614	27
* Lionbridge Technologies, Inc.	3,979	26
* Ciber, Inc.	4,070	26
* Forrester Research, Inc.	1,006	26
* Tyler Technologies, Inc.	2,366	25
* Kanbay International Inc.	1,552	21
* Covansys Corp.	1,371	19
* Ness Technologies Inc.	1,513	17
* RightNow Technologies Inc.	984	16
Syntel, Inc.	572	13

		14,585

Office Electronics (0.7%)
* Xerox Corp.	67,995	934
* Zebra Technologies Corp. Class A	4,895	173

		1,107

Semiconductors & Semiconductor Equipment (19.2%)
Intel Corp.	428,764	7,726
Texas Instruments, Inc.	115,989	3,622
Applied Materials, Inc.	115,927	1,960
* Broadcom Corp.	32,866	1,111
* Advanced Micro Devices, Inc.	35,409	1,094
Analog Devices, Inc.	26,898	907
* Marvell Technology Group Ltd.	16,915	806
Linear Technology Corp.	22,371	755
* Micron Technology, Inc.	45,332	751
Maxim Integrated Products, Inc.	23,425	720
Xilinx, Inc.	25,157	654
National Semiconductor Corp.	24,667	633
* Freescale Semiconductor, Inc. Class B	19,810	618
KLA-Tencor Corp.	14,499	595
* NVIDIA Corp.	23,848	548
Microchip Technology, Inc.	15,434	529
* Altera Corp.	26,594	520
* LAM Research Corp.	10,266	460
* MEMC Electronic Materials, Inc.	12,870	451
* Freescale Semiconductor, Inc. Class A	10,305	318
* LSI Logic Corp.	28,818	280
Intersil Corp.	10,259	275
* International Rectifier Corp.	5,176	231
* Novellus Systems, Inc.	9,763	226
* Teradyne, Inc.	14,418	224
* Integrated Device Technology Inc.	14,645	210
* Agere Systems Inc.	13,308	198
* Rambus Inc.	6,580	160
* Fairchild Semiconductor International, Inc.	8,834	154
* Atmel Corp.	31,933	153
* Cypress Semiconductor Corp.	9,958	151
* PMC Sierra Inc.	15,074	145
* Cree, Inc.	5,571	143
* Silicon Laboratories Inc.	3,473	135
* Varian Semiconductor Equipment Associates, Inc.	4,108	127
* Cymer, Inc.	2,651	123
* FormFactor Inc.	3,154	122
* OmniVision Technologies, Inc.	3,843	113
* Microsemi Corp.	4,608	111
* Conexant Systems, Inc.	35,077	103
* RF Micro Devices, Inc.	13,944	101
* Tessera Technologies, Inc.	3,298	93
* Semtech Corp.	5,387	90
* SiRF Technology Holdings, Inc.	2,912	85
* Zoran Corp.	3,308	82
* Entegris Inc.	7,983	77
* Amkor Technology, Inc.	7,722	73
* Trident Microsystems, Inc.	3,318	73
* ATMI, Inc.	2,766	72
* ON Semiconductor Corp.	11,837	72
* Skyworks Solutions, Inc.	11,539	65
* Spansion Inc. Class A	3,617	65
* Applied Micro Circuits Corp.	22,058	65
* Brooks Automation, Inc.	5,136	62
* MKS Instruments, Inc.	2,619	57
* DSP Group Inc.	2,136	56
* Silicon Image, Inc.	5,725	54
* Micrel, Inc.	4,749	53
* Cirrus Logic, Inc.	6,381	52
* Cabot Microelectronics Corp.	1,773	51
* TriQuint Semiconductor, Inc.	9,936	51
* Diodes Inc.	1,436	51
* Veeco Instruments, Inc.	2,024	49
* Photronics Inc.	2,876	49
* Lattice Semiconductor Corp.	8,200	49
* Axcelis Technologies, Inc.	7,547	48
* Atheros Communications, Inc.	2,153	48
* FEI Co.	1,895	44
* Power Integrations, Inc.	2,142	38
* Advanced Energy Industries, Inc.	2,449	35
* Exar Corp.	2,649	35
* LTX Corp.	4,383	33
* Hittite Microwave Corp.	920	33
* Standard Microsystem Corp.	1,396	32
* Genesis Microchip Inc.	2,594	32
* Ultratech, Inc.	1,719	31
* Kulicke & Soffa Industries, Inc.	3,779	31
* AMIS Holdings Inc.	3,131	31
* Mattson Technology, Inc.	3,156	28
* Credence Systems Corp.	6,156	28
Cohu, Inc.	1,593	28
* Vitesse Semiconductor Corp.	16,293	27
* Advanced Analogic Technologies, Inc.	2,360	27
* Silicon Storage Technology, Inc.	6,892	26
* Actel Corp.	1,803	25
* Asyst Technologies, Inc.	3,489	24
* Netlogic Microsystems Inc.	722	24
* Kopin Corp.	4,960	22
* IXYS Corp.	1,959	20
* PDF Solutions, Inc.	1,311	17
* Ikanos Communications, Inc.	959	15
* SigmaTel Inc.	2,686	15
* PortalPlayer Inc.	1,209	12
* Integrated Silicon Solution, Inc.	1,010	6
* Pixelworks, Inc.	97	-

		30,624

Software (20.1%)
Microsoft Corp.	677,483	15,345
* Oracle Corp.	309,613	4,403
* Adobe Systems, Inc.	44,122	1,263
* Symantec Corp.	76,137	1,188
* Electronic Arts Inc.	22,065	928
CA, Inc.	34,075	740
* Intuit, Inc.	12,247	677
* Autodesk, Inc.	16,956	617
* Citrix Systems, Inc.	12,969	487
* BEA Systems, Inc.	31,027	421
* Cadence Design Systems, Inc.	20,456	369
* Red Hat, Inc.	12,352	324
* BMC Software, Inc.	15,888	320
* McAfee Inc.	12,300	291
* Activision, Inc.	20,099	263
* NAVTEQ Corp.	6,029	252
* Synopsys, Inc.	10,676	218
* Novell, Inc.	28,186	218
* Compuware Corp.	28,388	209
Fair Isaac, Inc.	4,795	171
* salesforce.com, Inc.	5,758	170
* Sybase, Inc.	6,618	135
Reynolds & Reynolds Class A	4,570	128
* Hyperion Solutions Corp.	4,373	126
* ANSYS, Inc.	2,390	121
* MICROS Systems, Inc.	2,805	115
* TIBCO Software Inc.	14,123	108
* Transaction Systems Architects, Inc.	2,761	108
* Parametric Technology Corp.	8,063	108
* THQ Inc.	4,626	108
Jack Henry & Associates Inc.	5,696	107
FactSet Research Systems Inc.	2,319	104
* Kronos, Inc.	2,315	93
* Informatica Corp.	6,495	91
* Take-Two Interactive Software, Inc.	5,206	85
* Nuance Communications, Inc.	9,428	82
* Macrovision Corp.	3,584	81
* FileNet Corp.	3,079	80
* RSA Security Inc.	5,270	79
* MicroStrategy Inc.	781	74
* Quest Software, Inc.	5,151	72
* Mentor Graphics Corp.	5,630	71
* Intergraph Corp.	1,943	69
* Progress Software Corp.	2,918	68
* Lawson Softward, Inc.	9,244	62
* Internet Security Systems, Inc.	2,993	61
* Advent Software, Inc.	1,713	56
* Wind River Systems Inc.	5,595	53
* Witness Systems, Inc.	2,314	48
* Opsware, Inc.	6,095	48
* SPSS, Inc.	1,227	45
* Manhattan Associates, Inc.	1,986	40
* Open Solutions Inc.	1,438	40
* Epicor Software Corp.	3,623	39
Quality Systems, Inc.	1,143	38
* NetIQ Corp.	3,053	37
* Blackboard Inc.	1,323	35
* MRO Software Inc.	1,572	33
* The Ultimate Software Group, Inc.	1,379	31
* Verint Systems Inc.	957	31
* Borland Software Corp.	5,701	30
* Concur Technologies, Inc.	1,936	29
* Secure Computing Corp.	3,306	29
* Altiris, Inc.	1,599	28
* JDA Software Group, Inc.	1,963	27
* Sonic Solutions, Inc.	1,769	27
* Agile Software Corp.	4,065	27
* OpenTV Corp.	6,730	24
* InterVoice, Inc.	2,857	19
* EPIQ Systems, Inc.	1,096	18
* Magma Design Automation, Inc.	2,473	17
* eSPEED, Inc. Class A	2,033	16
Blackbaud, Inc.	742	14
* FalconStor Software, Inc.	1,683	11
Renaissance Learning, Inc.	679	10
* Ulticom, Inc.	911	8
* Pegasystems Inc.	188	1

		32,119

Total Investments (99.9%)
(Cost $167,291)		159,328

Other Assets and Liabilities - Net (0.1%)		228

Net Assets (100%)		159,556

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2006, the cost of investment securities for tax purposes was $167,291,000. Net unrealized depreciation of investment securities for tax purposes was $7,963,000, consisting of unrealized gains of $5,173,000 on securities that had risen in value since their purchase and $13,136,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.8%)

Chemicals (49.0%)
E.I. du Pont de Nemours & Co.	209,070	8,892
Dow Chemical Co.	219,829	8,764
Monsanto Co.	61,186	5,149
Praxair, Inc.	73,338	3,865
Air Products & Chemicals, Inc.	50,512	3,276
PPG Industries, Inc.	37,488	2,412
Ecolab, Inc.	43,119	1,669
Rohm & Haas Co.	32,900	1,658
Lyondell Chemical Co.	50,695	1,227
Engelhard Corp.	27,886	1,086
Sigma-Aldrich Corp.	15,350	1,066
Eastman Chemical Co.	18,569	1,047
Ashland, Inc.	14,543	909
International Flavors & Fragrances, Inc.	17,663	629
Lubrizol Corp.	15,476	626
Airgas, Inc.	15,942	610
Valspar Corp.	22,137	609
FMC Corp.	8,312	537
Chemtura Corp.	54,523	536
Cytec Industries, Inc.	8,979	517
RPM International, Inc.	26,982	503
Celanese Corp. Series A	25,215	497
Scotts Miracle-Gro Co.	10,813	472
* The Mosaic Co.	30,304	472
Cabot Corp.	13,423	445
Albemarle Corp.	8,986	431
* Huntsman Corp.	22,649	425
* Nalco Holding Co.	24,301	418
* Hercules, Inc.	24,457	378
H.B. Fuller Co.	6,718	324
Olin Corp.	16,324	289
Minerals Technologies, Inc.	4,534	265
Georgia Gulf Corp.	7,341	237
* W.R. Grace & Co.	15,230	216
Sensient Technologies Corp.	10,263	207
* OM Group, Inc.	6,536	207
MacDermid, Inc.	6,300	196
* Symyx Technologies, Inc.	7,157	191
Arch Chemicals, Inc.	5,140	179
* PolyOne Corp.	18,853	178
Ferro Corp.	9,602	169
Spartech Corp.	7,294	167
* Terra Industries, Inc.	21,322	159
CF Industries Holdings, Inc.	8,590	147
A. Schulman Inc.	6,060	146
* Rockwood Holdings, Inc.	5,883	139
Westlake Chemical Corp.	4,436	138
NewMarket Corp.	2,731	132
Tronox Inc. Class B	4,929	64
Calgon Carbon Corp.	8,463	58
Tronox Inc.	4,232	55
American Vanguard Corp.	2,884	54
NL Industries, Inc.	2,285	27
Wellman, Inc.	462	2

		53,071

Construction Materials (4.0%)
Vulcan Materials Co.	22,738	1,775
Martin Marietta Materials, Inc.	10,313	944
Florida Rock Industries, Inc.	11,180	588
Eagle Materials, Inc.	11,369	554
* Headwaters Inc.	9,664	265
Texas Industries, Inc.	5,199	255

		4,381

Containers & Packaging (8.0%)
Temple-Inland Inc.	25,250	1,086
Sealed Air Corp.	18,461	952
Ball Corp.	22,651	848
* Pactiv Corp.	32,695	807
Bemis Co., Inc.	23,863	725
* Smurfit-Stone Container Corp.	57,853	693
Sonoco Products Co.	21,543	682
* Crown Holdings, Inc.	38,080	614
* Owens-Illinois, Inc.	34,938	594
AptarGroup Inc.	8,013	421
Packaging Corp. of America	18,852	402
Silgan Holdings, Inc.	5,500	206
Greif Inc. Class A	2,658	169
Rock-Tenn Co.	7,489	116
Myers Industries, Inc.	5,840	93
* Graphic Packaging Corp.	21,052	82
Chesapeake Corp. of Virginia	4,282	58
* Caraustar Industries, Inc.	6,286	55

		8,603

Metals & Mining (29.7%)
Alcoa Inc.	198,075	6,283
Newmont Mining Corp. (Holding Co.)	102,156	5,327
Phelps Dodge Corp.	46,162	3,956
Nucor Corp.	35,441	3,731
Freeport-McMoRan Copper & Gold, Inc. Class B	42,369	2,372
United States Steel Corp.	24,677	1,638
Allegheny Technologies Inc.	19,036	1,211
* Titanium Metals Corp.	18,448	668
Carpenter Technology Corp.	5,546	620
Steel Dynamics, Inc.	10,004	581
Commercial Metals Co.	22,698	558
Reliance Steel & Aluminum Co.	6,855	553
* Oregon Steel Mills, Inc.	8,160	383
Cleveland-Cliffs Inc.	4,975	366
Quanex Corp.	8,639	340
* AK Steel Corp.	25,042	337
* Chaparral Steel Co.	5,204	320
* RTI International Metals, Inc.	5,213	313
* Coeur d'Alene Mines Corp.	62,063	297
* Aleris International Inc.	6,815	295
Worthington Industries, Inc.	16,123	275
* Century Aluminum Co.	5,108	213
Schnitzer Steel Industries, Inc. Class A	5,110	183
Compass Minerals International	6,873	175
Metal Management, Inc.	5,562	175
* Apex Silver Mines Ltd.	12,286	171
Gibraltar Industries Inc.	5,658	157
* Hecla Mining Co.	26,607	145
Ryerson Tull, Inc.	5,457	142
AMCOL International Corp.	5,076	137
* Stillwater Mining Co.	9,145	126
Royal Gold, Inc.	4,425	125

		32,173

Paper & Forest Products (9.1%)
International Paper Co.	106,536	3,620
Weyerhaeuser Co.	55,274	3,535
MeadWestvaco Corp.	41,426	1,135
Louisiana-Pacific Corp.	24,122	585
Bowater Inc.	12,749	295
Glatfelter	8,426	147
Wausau Paper Corp.	10,564	141
Deltic Timber Corp.	2,349	135
Neenah Paper Inc.	3,431	105
Schweitzer-Mauduit International, Inc.	3,296	84
* Buckeye Technology, Inc.	7,867	61

		9,843

Total Investments (99.8%)
(Cost $103,320)		108,071

Other Assets and Liabilities—Net (0.2%)		210

Net Assets (100%)		108,281

*Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2006, the cost of investment securities for tax purposes was $103,320,000. Net unrealized appreciation of investment securities for tax purposes was $4,751,000, consisting of unrealized gains of $8,555,000 on securities that had risen in value since their purchase and $3,804,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.4%)

Diversified Telecommunication Services (64.4%)
Alternative Carriers (6.5%)
* Level 3 Communications, Inc.	160,723	799
PanAmSat Holding Corp.	22,830	575
* Time Warner Telecom Inc.	34,247	522
* Broadwing Corp.	41,795	476
* Premiere Global Services, Inc.	60,537	454
* Covad Communications Group, Inc.	207,597	432
* Cogent Communications Group, Inc.	42,490	391
Integrated Telecommunication Services (57.9%)
AT&T Inc.	367,370	9,574
Verizon Communications Inc.	266,002	8,302
BellSouth Corp.	123,603	4,174
* Qwest Communications International Inc.	268,018	1,879
* Embarq Corp.	28,212	1,175
CenturyTel, Inc.	27,290	976
Citizens Communications Co.	74,391	943
* NeuStar, Inc. Class A	18,547	597
* Cincinnati Bell Inc.	132,898	517
* Cbeyond Communications, Inc.	25,477	507
* General Communication, Inc.	36,824	482
Commonwealth Telephone Enterprises, Inc.	14,470	478
Valor Communications Group, Inc.	36,317	447
FairPoint Communications, Inc.	32,902	443
North Pittsburgh Systems, Inc.	17,567	443
Iowa Telecommunications Services Inc.	24,587	443
Consolidated Communications Holdings, Inc.	26,169	429
Surewest Communications	21,535	417
* IDT Corp. Class B	29,052	402
* IDT Corp.	9,912	136

		36,413

Wireless Telecommunication Services (35.0%)
Sprint Nextel Corp.	198,521	4,211
Alltel Corp.	40,869	2,528
* American Tower Corp. Class A	67,409	2,088
* NII Holdings Inc.	25,162	1,370
* Crown Castle International Corp.	40,779	1,295
* Nextel Partners, Inc.	36,277	1,030
* Leap Wireless International, Inc.	15,000	657
* SBA Communications Corp.	28,023	641
* Dobson Communications Corp.	66,465	571
* Price Communications Corp.	31,568	516
* U.S. Cellular Corp.	8,549	513
* UbiquiTel Inc.	46,845	488
Telephone & Data Systems, Inc.	11,779	459
USA Mobility, Inc.	22,626	459
Telephone & Data Systems, Inc. - Special Common Shares	11,917	456
* InPhonic, Inc.	63,217	455
* Syniverse Holdings Inc.	26,791	437
* @ Road, Inc.	75,919	420
* Wireless Facilities, Inc.	109,789	408
* First Avenue Networks, Inc.	29,090	401
Centennial Communications Corp. Class A	67,698	395

		19,798

Total Investments (99.4%)
(Cost $55,879)		56,211

Other Assets and Liabilities—Net (0.6%)		328

Net Assets (100%)		56,539

*Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2006, the cost of investment securities for tax purposes was $55,879,000. Net unrealized appreciation of investment securities for tax purposes was $332,000, consisting of unrealized gains of $2,596,000 on securities that had risen in value since their purchase and $2,264,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund Schedule of Investments May 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.9%)

Electric Utilities (39.5%)
Exelon Corp.	195,700	11,078
Southern Co.	217,556	6,955
FirstEnergy Corp.	96,742	5,071
FPL Group, Inc.	110,022	4,382
Entergy Corp.	60,860	4,267
American Electric Power Co., Inc.	115,480	3,957
Edison International	90,784	3,562
PPL Corp.	111,523	3,320
Progress Energy, Inc.	70,217	2,952
* Allegheny Energy, Inc.	47,862	1,745
Pepco Holdings, Inc.	55,739	1,280
Pinnacle West Capital Corp.	29,053	1,144
* Reliant Energy, Inc.	89,580	1,044
DPL Inc.	37,119	995
Northeast Utilities	44,743	905
* Sierra Pacific Resources	58,720	813
Great Plains Energy, Inc.	23,402	652
Hawaiian Electric Industries Inc.	23,970	644
Westar Energy, Inc.	25,671	547
IDACORP, Inc.	12,582	420
Duquesne Light Holdings, Inc.	23,083	375
ALLETE, Inc.	7,517	342
Cleco Corp.	14,674	326
UniSource Energy Corp.	10,324	313
* El Paso Electric Co.	14,211	274
UIL Holdings Corp.	4,138	228
Otter Tail Corp.	8,245	215
MGE Energy, Inc.	6,034	187
Empire District Electric Co.	7,690	168
ITC Holdings Corp.	2,246	58

		58,219

Gas Utilities (8.0%)
Questar Corp.	25,074	1,848
Equitable Resources, Inc.	33,395	1,124
ONEOK, Inc.	32,557	1,094
National Fuel Gas Co.	23,547	843
AGL Resources Inc.	22,734	831
UGI Corp. Holding Co.	30,977	720
Energen Corp.	20,604	698
Southern Union Co.	28,060	689
Atmos Energy Corp.	23,862	640
Piedmont Natural Gas, Inc.	22,641	550
NICOR Inc.	13,135	538
Peoples Energy Corp.	11,317	425
WGL Holdings Inc.	14,480	417
New Jersey Resources Corp.	8,196	368
Southwest Gas Corp.	11,606	338
Northwest Natural Gas Co.	8,141	284
South Jersey Industries, Inc.	8,487	228
The Laclede Group, Inc.	5,946	200

		11,835

Independent Power Producers & Energy Traders (12.3%)
TXU Corp.	128,944	7,388
* AES Corp.	190,481	3,505
Constellation Energy Group, Inc.	52,380	2,708
* Mirant Corp.	81,830	2,036
* NRG Energy, Inc.	30,127	1,499
* Dynegy, Inc.	108,728	574
Black Hills Corp.	9,749	330
Ormat Technologies Inc.	3,620	135

		18,175

Multi-Utilities (39.2%)
Duke Energy Corp.	363,666	10,263
Dominion Resources, Inc.	101,924	7,398
Public Service Enterprise Group, Inc.	73,470	4,682
PG&E Corp.	103,092	4,091
Consolidated Edison Inc.	71,988	3,175
Sempra Energy	68,215	3,068
Ameren Corp.	59,893	2,964
Xcel Energy, Inc.	118,441	2,223
DTE Energy Co.	52,153	2,108
KeySpan Corp.	51,282	2,053
NiSource, Inc.	79,961	1,741
Wisconsin Energy Corp.	34,312	1,368
SCANA Corp.	32,084	1,223
Alliant Energy Corp.	34,327	1,181
MDU Resources Group, Inc.	31,791	1,128
Energy East Corp.	43,315	1,033
CenterPoint Energy Inc.	82,056	984
TECO Energy, Inc.	61,073	917
NSTAR	31,357	867
* CMS Energy Corp.	65,199	837
OGE Energy Corp.	26,673	830
Puget Energy, Inc.	34,240	726
Vectren Corp.	22,570	599
WPS Resources Corp.	11,874	580
PNM Resources Inc.	19,290	487
* Aquila, Inc.	110,853	478
NorthWestern Corp.	10,601	369
Avista Corp.	14,436	321
CH Energy Group, Inc.	4,663	215

		57,909

Water Utilities (0.9%)
Aqua America, Inc.	38,050	893
California Water Service Group	5,190	195
American States Water Co.	4,977	184
SJW Corp.	4,052	92

		1,364

Total Investments (99.9%)
(Cost $142,320)		147,502

Other Assets and Liabilities—Net (0.1%)		145

Net Assets (100%)		147,647

*Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At May 31, 2006, the cost of investment securities for tax purposes was $142,320,000. Net unrealized appreciation of investment securities for tax purposes was $5,182,000, consisting of unrealized gains of $8,714,000 on securities that had risen in value since their purchase and $3,532,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.